United States
Securities And Exchange Commission
Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number    811-21757

American Independence Funds Trust
(Exact name of registrant as specified in charter)

230 Park Avenue, Suite 534 New York, NY   10169
(Address of principal executive offices)           (Zip code)

Eric Rubin, President, 230 Park Avenue, Suite 534 New York, NY   10169

(Name and address of agent for service)
with a copy to:
Jon Rand, Esq.
Dechert LLP
1095 Avenue of the Americas
New York, NY 10036-6797

Registrant's telephone number, including area code:    (212) 488-1331

Date of fiscal year end:    10/31/2013

Date of reporting period:   04/30/2013

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17CRF 270.30e-1).

The American Independence Funds
Semi-Annual Report – April 30, 2013 (Unaudited)

Stock Fund
Schedule of Portfolio Investments	1
International Alpha Strategies Fund
Schedule of Portfolio Investments	3
Kansas Tax-Exempt Bond Fund
Schedule of Portfolio Investments	6
Strategic Income Fund
Schedule of Portfolio Investments	16
Core Plus Fund
Schedule of Portfolio Investments	20
U.S. Inflation-Indexed Fund
Schedule of Portfolio Investments	24
Fusion Fund
Schedule of Portfolio Investments	26
Dynamic Conservative Plus Fund (formerly, Absolute Return Bull Bear Bond Fund)
Schedule of Portfolio Investments	29

Statements of Assets and Liabilities	30
Statements of Operations	32
Statements of Changes in Net Assets	34
Financial Highlights	39
Notes to Financial Statements	49

Additional Fund Information
Portfolio Summaries	60
Table of Shareholder Expenses	62

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to the portfolio securities is available without charge, upon request, by calling 1-866-410-2006 or on the Securities and Exchange Commission’s website at http://www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) without charge, upon request, by calling 1-866-410-2006 and (ii) on the Securities and Exchange Commission’s website at http://www.sec.gov.

Schedules of Portfolio Investments as of January 31 and July 31 are available without charge, on the Securities and Exchange Commission’s website at http://www.sec.gov.

American Independence Funds	Schedule of Portfolio Investments
Stock Fund	April 30, 2013 (Unaudited)

Security Description	Shares	Value ($)
Common Stocks — 91.8%
Business Services — 5.2%
FedEx Corp.	45,000	4,230,450
Western Union Co. (The)	290,000	4,294,900
		8,525,350
Consumer Discretionary — 7.9%
Apollo Group, Inc., Class A (a)	114,000	2,094,180
Bed Bath & Beyond, Inc. (a)	28,500	1,960,800
Carnival Corp.	81,000	2,795,310
Goodyear Tire & Rubber Co. (The) (a)	230,000	2,873,850
Ross Stores, Inc.	49,000	3,237,430
		12,961,570
Consumer Staples — 10.3%
CVS Caremark Corp.	53,000	3,083,540
Danone SA - ADR (b)	316,000	4,746,320
Diageo PLC - ADR (b)	13,500	1,649,700
Imperial Tobacco Group PLC - ADR (b)	56,000	4,032,560
Mondelez International, Inc., Class A	108,000	3,396,600
		16,908,720
Energy — 11.7%
Canadian Oil Sands Ltd. (b)	152,000	3,001,210
Diamond Offshore Drilling, Inc.	48,000	3,316,800
Occidental Petroleum Corp.	45,800	4,088,108
Royal Dutch Shell PLC, Class A - ADR (b)	70,000	4,757,900
Schlumberger Ltd. (b)	55,000	4,093,650
		19,257,668
Financials — 16.7%
Aflac, Inc.	85,000	4,627,400
American International Group, Inc. (a)	83,000	3,437,860
Capital One Financial Corp.	90,000	5,200,200
Citigroup, Inc.	35,000	1,633,100
Fairfax Financial Holdings Ltd. (b)	10,000	4,005,800
Goldman Sachs Group, Inc. (The)	10,500	1,533,735
HomeStreet, Inc.	35,000	752,500
JPMorgan Chase & Co.	32,000	1,568,320
MetLife, Inc.	122,000	4,756,780
		27,515,695
Health Care — 13.2%
C.R. Bard, Inc.	33,000	3,278,880
Cardinal Health, Inc.	104,000	4,598,880
Covidien PLC (b)	25,900	1,653,456
Humana, Inc.	39,500	2,927,345
Teva Pharmaceutical Industries, Ltd. - ADR (b)	95,000	3,637,550
Valeant Pharmaceuticals International, Inc. (a) (b)	42,500	3,233,400
WellPoint, Inc.	33,500	2,442,820
		21,772,331
Industrials — 7.7%
Deere & Co.	50,000	4,465,000
General Dynamics Corp.	72,000	5,325,120
Joy Global, Inc.	51,000	2,882,520
		12,672,640
Information Technology — 14.0%
Apple, Inc.	8,500	3,763,375
Corning, Inc.	170,000	2,465,000
Intel Corp.	115,000	2,754,250
International Business Machines Corp.	23,000	4,658,420

See Notes to Financial Statements

American Independence Funds	Schedule of Portfolio Investments
Stock Fund	April 30, 2013 (Unaudited)

Security Description	Shares	Value ($)
Common Stocks — 91.8% (continued)
Information Technology — 14.0% (continued)
Juniper Networks, Inc. (a)	180,000	2,979,000
Microsoft Corp.	108,000	3,574,800
Oracle Corp.	88,000	2,884,640
		23,079,485
Materials — 5.1%
CF Industries Holdings, Inc.	18,500	3,450,435
Freeport-McMoRan Copper & Gold, Inc.	60,000	1,825,800
Newmont Mining Corp.	95,000	3,078,000
		8,354,235
Total Common Stocks (Cost $133,143,485)		151,047,694

Short-Term Investment — 8.4%
Money Market Fund — 8.4%
Federated Government Obligations Fund, Institutional Shares, 0.01% (c)	13,828,138	13,828,138
Total Short-Term Investments (Cost $13,828,138)		13,828,138

Total Investments (Cost $146,971,623(d)) — 100.2%		$164,875,832

Liabilities in excess of other assets — (0.2)%		(389,735)

NET ASSETS — 100.0%		$164,486,097

(a)	Non-income producing security.
(b)	Foreign security incorporated outside the United States.
(c)	Represents the 7 day yield at 4/30/13.
(d)	See Notes to Financial Statements for tax unrealized appreciation (depreciation) of securities.

Summary of Abbreviations
ADR — American Depositary Receipt

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Investments at Value	Level 1	Level 2	Level 3	Total
Common Stocks	$151,047,694	$—	$—	$151,047,694
Short-Term Investments	13,828,138	$—	$—	13,828,138
Total Investments	$164,875,832	$—	$—	$164,875,832

See Notes to Financial Statements

American Independence Funds	Schedule of Portfolio Investments
International Alpha Strategies Fund	April 30, 2013 (Unaudited)

Security Description	Shares	Value ($)
Common Stocks — 97.9%
Australia — 5.6%
Coca-Cola Amatil, Ltd.	55,000	864,424
Commonwealth Bank of Australia	15,000	1,143,725
CSL, Ltd.	18,000	1,176,456
		3,184,605
Belgium — 2.0%
Ageas	20,000	733,553
KBC Groep NV	10,000	392,881
		1,126,434
Brazil — 0.9%
Cia de Bebidas das Americas	13,000	544,186

China — 1.7%
Bank of China Ltd., Class H	1,300,000	608,071
Shandong Weigao Group Medical Polymer Co., Ltd., Class H	400,000	383,991
		992,062
Denmark — 2.1%
Coloplast A/S, Class B	12,500	680,813
Novo Nordisk A/S, Class B	3,000	526,791
		1,207,604
Finland — 3.1%
Kone OYJ, Class B	12,000	1,060,778
Sampo OYJ, Class A	18,000	719,051
		1,779,829
France — 7.2%
Cap Gemini SA	13,000	598,583
Danone	10,000	764,799
Dassault Systemes SA	6,000	732,498
LVMH Moet Hennessy Louis Vuitton SA	3,000	520,106
Sanofi	9,000	987,449
Unibail-Rodamco SE	2,000	523,401
		4,126,836
Germany — 11.6%
Allianz SE	3,000	443,177
BASF SE	7,500	701,252
Bayerische Motoren Werke AG	6,000	554,120
Daimler AG	12,000	664,707
Deutsche Telekom AG	50,000	592,090
Fuchs Petrolub AG	7,500	572,215
Hannover Rueckversicherung AG	12,000	1,014,423
Hugo Boss AG	5,000	582,465
SAP AG	11,000	874,634
Siemens AG	6,000	627,291
		6,626,374
Hong Kong — 2.5%
Cheung Kong Holdings, Ltd.	30,000	451,511
China Mobile, Ltd.	60,000	656,779
Wheelock & Co., Ltd.	60,000	333,995
		1,442,285
Italy — 1.8%
Enel SpA	150,000	580,620
Exor SpA	15,000	454,845
		1,035,465
Japan — 23.1%
Astellas Pharma, Inc.	7,000	407,453

See Notes to Financial Statements

American Independence Funds	Schedule of Portfolio Investments
International Alpha Strategies Fund	April 30, 2013 (Unaudited)

Security Description	Shares	Value ($)
Common Stocks — 97.9% (continued)
Japan — 23.1% (continued)
East Japan Railway Co.	12,000	1,012,627
Hitachi, Ltd.	60,000	383,123
Honda Motor Co., Ltd.	13,000	517,144
Japan Prime Realty Investment Corp.	100	367,519
Japan Retail Fund Investment Corp.	200	474,284
Mitsubishi UFJ Financial Group, Inc.	140,000	952,880
Mitsui & Co., Ltd.	40,000	549,430
Mizuho Financial Group, Inc.	470,000	1,037,368
Nippon Building Fund, Inc.	100	1,439,277
Nomura Real Estate Office Fund, Inc. - REIT	80	510,831
Oriental Land Co., Ltd.	4,000	647,161
ORIX Corp.	60,000	921,466
SBI Holdings, Inc.	40,000	774,458
Sojitz Corp.	200,000	314,136
Sumitomo Corp.	46,000	574,233
Sumitomo Mitsui Financial Group, Inc.	15,000	709,116
Sysmex Corp.	8,000	515,758
Takeda Pharmaceutical Co., Ltd.	20,000	1,098,450
		13,206,714
Malaysia — 1.8%
British American Tobacco Malaysia Bhd	25,000	520,296
Malayan Banking Bhd	160,000	505,900
		1,026,196
Netherlands — 3.5%
AkzoNobel NV	9,000	543,204
ASML Holding NV	7,700	573,059
Heineken NV	9,000	636,229
Koninklijke Ahold NV	15,000	236,915
		1,989,407
New Zealand — 1.0%
Fletcher Building Ltd.	80,000	606,674

Poland — 0.7%
Synthos SA	260,000	387,581

South Africa — 0.6%
Life Healthcare Group Holdings Ltd.	80,000	337,638

Spain — 2.4%
Acciona SA	6,000	393,540
Ferrovial SA	30,000	496,968
INDITEX SA	3,500	470,896
		1,361,404
Sweden — 1.5%
Swedbank AB	35,000	862,402

Switzerland — 5.1%
Nestle SA	13,000	929,171
Roche Holding AG	2,000	500,323
Swiss Life Holding AG	2,000	316,469
Syngenta AG	2,800	1,197,761
		2,943,724
Taiwan — 1.7%
Far EasTone Telecommunications Co., Ltd.	170,000	414,170

See Notes to Financial Statements

American Independence Funds	Schedule of Portfolio Investments
International Alpha Strategies Fund	April 30, 2013 (Unaudited)

Security Description	Shares	Value ($)
Common Stocks — 97.9% (continued)
Taiwan — 1.7% (continued)
Yuanta Financial Holding Co., Ltd.	1,100,000	559,095
		973,265
United Kingdom — 18.0%
AstraZeneca PLC	18,000	936,420
Barclays PLC	100,000	445,214
British American Tobacco PLC	11,000	610,521
BT Group PLC	270,000	1,160,685
Carnival PLC	25,000	902,724
Diageo PLC	18,000	550,226
GlaxoSmithKline PLC	36,000	930,397
InterContinental Hotels Group PLC	16,000	472,654
Royal Dutch Shell PLC, Class A	28,000	955,268
TUI Travel PLC	170,000	831,611
Unilever PLC	23,000	997,323
Vodafone Group PLC	260,000	793,961
Wolseley PLC	14,347	710,762
		10,297,766
Total Common Stocks (Cost $48,801,470)		56,058,451

Short-Term Investment — 1.6%
Money Market Fund — 1.6%
Dreyfus Cash Management, Institutional Shares, 0.05% (a)	889,449	889,449
Total Short-Term Investments (Cost $889,449)		889,449

Total Investments (Cost $49,690,919(b)) — 99.5%		$56,947,900

Other assets in excess of liabilities — 0.5%		264,320

NET ASSETS — 100.0%		$57,212,220

(a)	Represents the 7 day yield at 4/30/13.
(b)	See Notes to Financial Statements for tax unrealized appreciation (depreciation) of securities.

Summary of Abbreviations
REIT — Real Estate Investment Trust

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Investments at Value	Level 1	Level 2	Level 3	Total
Common Stocks	$56,058,451	$—	$—	$56,058,451
Short-Term Investments	889,449	—	—	889,449
Total Investments	$56,947,900	$—	$—	$56,947,900

See Notes to Financial Statements

American Independence Funds	Schedule of Portfolio Investments
Kansas Tax-Exempt Bond Fund	April 30, 2013 (Unaudited)

Security Description	Principal ($)	Value ($)
Municipal Bonds — 94.0%
Allen County Public Building Commission, Facilities, Revenue Bonds,
5.05%, 12/01/31, Callable 12/01/22	1,310,000	1,439,297
5.15%, 12/01/36, Callable 12/01/22	500,000	541,225
Bel Aire Public Building Commission, Facilities, Revenue Bonds, AMBAC, 4.25%, 2/01/36, Callable 2/01/15 (a)	830,000	841,404
Blue Valley Recreation Commission, COP, AGM, 3.85%, 10/01/14	500,000	522,655
Butler County Unified School District No. 385 Andover, School District, GO UT, NATL-RE, 5.00%, 9/01/18, Pre-refunded 9/01/15 @ 100	2,000,000	2,214,420
Butler County Unified School District No. 394 Rose Hill, School District, GO UT, AGM, 3.50%, 9/01/24, Pre-refunded 9/01/14 @ 100	875,000	912,310
Butler County Unified School District No. 490 El Dorado, School District, GO UT, AGM,
5.00%, 9/01/23, Pre-refunded 9/01/15 @ 100	500,000	553,605
4.05%, 9/01/27, Callable 9/01/17	630,000	684,640
Butler County Unified School District No. 490 El Dorado, School District, GO UT, FSA,
5.00%, 9/01/24, Pre-refunded 9/01/15 @ 100	690,000	763,975
5.00%, 9/01/24	395,000	437,348
Chisholm Creek Utility Authority, Water, Revenue Bonds, AGM,
2.63%, 9/01/28, Callable 9/01/20	260,000	256,175
3.00%, 9/01/32, Callable 9/01/20	315,000	316,024
Chisholm Creek Utility Authority, Water, Revenue Bonds, AMBAC, 4.25%, 9/01/29, Callable 9/01/17 (a)	300,000	309,438
City of Abilene, GO UT,
4.30%, 9/01/27, Callable 9/01/20	250,000	278,005
4.60%, 9/01/30, Callable 9/01/20	810,000	903,685
City of Beloit, Facilities, Revenue Bonds, 5.00%, 4/01/32, Callable 4/01/17	500,000	520,675
City of Beloit, Power, Revenue Bonds, 4.75%, 12/01/31, Callable 12/01/18	250,000	260,808
City of Burlington, Revenue Bonds, 2.95%, 12/01/23, Callable 4/01/23	1,000,000	1,009,980
City of Burlington, Power, Revenue Bonds, XLCA, 4.65%, 9/01/35, Callable 9/01/15 †	2,145,000	2,216,579
City of Burlington, Utilities, Revenue Bonds, NATL-RE, 5.30%, 6/01/31, Callable 6/01/14	1,195,000	1,223,011
City of Coffeyville, Power, Revenue Bonds, 4.20%, 6/01/23, Callable 6/01/17	100,000	102,064
City of Dodge City, Facilities, Revenue Bonds, AGM, 5.25%, 6/01/31, Callable 6/01/19	825,000	943,668
City of Dodge City, GO UT, AGM, 4.25%, 9/01/29, Callable 9/01/19	835,000	917,440
City of Erie, GO UT, 4.00%, 9/01/29, Callable 9/01/17	200,000	204,542
City of Eudora, GO UT, 3.00%, 9/01/32, Callable 9/01/22	100,000	100,078
City of Fairway, GO UT,
3.75%, 9/01/25, Callable 9/01/17	250,000	272,823
4.00%, 9/01/28, Callable 9/01/17	470,000	512,652
4.00%, 9/01/29, Callable 9/01/17	390,000	423,524
City of Hays, Nursing Homes, Revenue Bonds, 4.25%, 10/01/32, Callable 10/01/16	1,000,000	1,004,380
City of Hiawatha, GO UT, 4.60%, 10/01/26, Pre-refunded 10/01/14 @ 100	300,000	318,018
City of Horton, Power, Revenue Bonds, 4.15%, 10/01/21, Callable 10/01/19	540,000	594,821
City of Junction City, GO UT, AGM, 4.50%, 9/01/31, Callable 9/01/20	1,000,000	1,087,000
City of La Cygne, Power, Revenue Bonds, XLCA, 4.05%, 3/01/15	382,000	397,800
City of Lansing, GO UT, FSA, 4.45%, 9/01/22, Callable 9/01/17	395,000	437,344
City of Lawrence, Medical, Revenue Bonds,
5.38%, 7/01/16, Callable 7/01/13	1,000,000	1,006,610
5.25%, 7/01/21, Callable 7/01/16	610,000	667,474
City of Lawrence, Water, Revenue Bonds, 4.30%, 11/01/22, Callable 11/01/18	235,000	268,513
City of Leawood, GO UT, 4.20%, 9/01/23, Callable 9/01/17	565,000	625,427
City of Lenexa, GO UT, 4.00%, 9/01/25, Callable 9/01/14	480,000	497,126
City of Lindsborg, GO UT, 4.60%, 10/01/29, Callable 10/01/18	600,000	642,960
City of Maize, Water, Revenue Bonds, 5.25%, 8/01/26, Callable 8/01/16	1,000,000	1,082,220
City of Manhattan, GO UT,
4.50%, 11/01/17	400,000	465,016
3.25%, 11/01/20, Callable 11/01/19	350,000	383,222
2.13%, 11/01/26, Callable 11/01/22	455,000	428,405

See Notes to Financial Statements

American Independence Funds	Schedule of Portfolio Investments
Kansas Tax-Exempt Bond Fund	April 30, 2013 (Unaudited)

Security Description	Principal ($)	Value ($)
Municipal Bonds — 94.0% (continued)
4.10%, 11/01/26, Callable 11/01/18	415,000	457,181
2.25%, 11/01/27, Callable 11/01/22	175,000	163,539
3.10%, 11/01/28, Callable 11/01/22	145,000	146,430
City of Manhattan, Medical, Revenue Bonds, 5.00%, 11/15/29, Callable 11/15/22	615,000	690,817
City of Marion, GO UT, 3.75%, 9/01/34, Callable 9/01/22	250,000	249,625
City of McPherson KS Water System Revenue, Water, Revenue Bonds, 3.25%, 10/01/27, Callable 10/01/20	1,000,000	1,011,170
City of Newton, GO UT, NATL-RE, 5.00%, 9/01/24, Pre-refunded 9/01/14 @ 100	1,000,000	1,062,510
City of Olathe, Medical, Revenue Bonds,
5.13%, 9/01/22, Callable 9/01/17	1,315,000	1,458,559
5.25%, 9/01/25, Callable 9/01/19	540,000	615,875
4.00%, 9/01/28, Callable 9/01/21	250,000	258,953
5.00%, 9/01/29, Callable 9/01/17	810,000	878,680
4.00%, 9/01/30, Callable 9/01/21	450,000	460,881
5.00%, 9/01/30, Callable 9/01/19	750,000	829,005
City of Olathe, Tax Allocation, 5.45%, 9/01/22, Callable 3/01/17	660,000	461,069
City of Oswego, Series A, GO, 3.25%, 12/01/30, Callable 12/01/22	335,000	338,853
City of Oswego, Series B, Water Utility System, 3.25%, 12/01/30, Callable 12/01/22	295,000	298,393
City of Ottawa, Education, Revenue Bonds, 5.00%, 4/15/25, Callable 4/15/19	1,510,000	1,703,235
City of Overland Park, GO UT,
3.00%, 9/01/17	735,000	812,903
5.00%, 9/01/19, Callable 9/01/13	630,000	639,078
City of Park City, GO UT, 5.38%, 12/01/25, Callable 12/01/19	500,000	572,000
City of Phillipsburg, Facilities, Revenue Bonds, 4.50%, 10/01/28, Callable 10/01/20	545,000	603,533
City of Pittsburg, Tax Allocation, 4.90%, 4/01/24, Callable 4/01/16	1,100,000	748,088
City of Roeland Park, Tax Allocation, 5.38%, 8/01/19, Callable 8/01/15	500,000	505,480
City of Salina KS Water & Sewage System Revenue, Utilities, Revenue Bonds, 4.38%, 10/01/28, Callable 10/01/19	115,000	127,123
City of Salina, GO UT, 3.88%, 10/01/25, Callable 10/01/18	885,000	983,616
City of Salina, Medical, Revenue Bonds,
5.00%, 10/01/20, Callable 4/01/16	460,000	499,100
5.00%, 10/01/23, Callable 4/01/16	570,000	611,918
City of Shawnee, GO UT, 4.00%, 12/01/25, Callable 12/01/19	370,000	419,539
City of Topeka KS Combined Utility Revenue, Utilities, Revenue Bonds,
4.00%, 8/01/26, Callable 8/01/21 (b)	2,600,000	2,884,778
3.38%, 8/01/32, Callable 8/01/20	1,335,000	1,339,646
3.50%, 8/01/33, Callable 8/01/20	2,285,000	2,309,747
City of Topeka, GO UT,
3.50%, 8/15/30, Callable 8/15/17	225,000	228,395
4.00%, 8/15/30, Callable 8/15/15	2,000,000	2,053,100
4.50%, 8/15/30, Callable 8/15/19	450,000	486,769
City of Topeka, Utilities, Revenue Bonds, 4.50%, 8/01/33, Callable 8/01/19	650,000	707,434
City of Wamego, Pollution, Revenue Bonds, NATL-RE, 5.30%, 6/01/31, Callable 6/01/14	900,000	921,096
City of Wichita KS Water & Sewer Utility Revenue, Utilities, Revenue Bonds,
5.00%, 10/01/20	100,000	123,986
3.00%, 10/01/21, Callable 10/01/20	100,000	109,380
3.25%, 10/01/31, Callable 10/01/20	1,070,000	1,094,075
City of Wichita, GO UT,
4.00%, 6/01/20	100,000	118,126
4.00%, 6/01/23, Callable 6/01/17	405,000	446,338
4.00%, 6/01/24, Callable 6/01/16	150,000	162,386
4.00%, 6/01/24, Callable 6/01/17	180,000	197,921
4.00%, 6/01/24, Callable 6/01/20	100,000	113,297
4.00%, 6/01/25, Callable 6/01/17	820,000	895,858
4.00%, 12/01/25, Callable 12/01/20	100,000	111,464

See Notes to Financial Statements

American Independence Funds	Schedule of Portfolio Investments
Kansas Tax-Exempt Bond Fund	April 30, 2013 (Unaudited)

Security Description	Principal ($)	Value ($)
Municipal Bonds — 94.0% (continued)
4.00%, 6/01/26, Callable 6/01/20	475,000	525,587
2.50%, 10/01/26, Callable 10/01/21	405,000	406,219
4.00%, 12/01/26, Callable 12/01/20	165,000	182,587
4.00%, 6/01/27, Callable 6/01/20	780,000	858,796
2.50%, 10/01/27, Callable 10/01/21	1,335,000	1,325,388
4.00%, 12/01/29, Callable 12/01/20	250,000	276,348
City of Wichita, Medical, Revenue Bonds,
5.00%, 11/15/17	200,000	231,232
4.75%, 11/15/24, Callable 11/15/19	810,000	906,779
5.25%, 11/15/24, Callable 11/15/19	2,150,000	2,508,555
5.00%, 11/15/29, Callable 11/15/21	3,070,000	3,448,070
City of Wichita, Nursing Homes, Revenue Bonds, 4.00%, 4/01/27, Callable 4/01/16	680,000	691,009
City of Wichita, Utilities, Revenue Bonds,
5.00%, 10/01/25, Callable 10/01/21	1,000,000	1,216,490
5.00%, 10/01/28, Callable 10/01/21	2,650,000	3,151,910
City of Wichita, Water, Revenue Bonds, 5.00%, 10/01/39, Callable 10/01/19	1,000,000	1,114,600
City of Wichita, Water/Sewer, Revenue Bonds,
4.00%, 10/01/29, Callable 10/01/20	1,000,000	1,093,100
5.00%, 10/01/29, Callable 10/01/19	750,000	856,597
4.00%, 10/01/30, Callable 10/01/20	1,000,000	1,088,870
City of Wichita, Water/Sewer, Revenue Bonds, AGM, 5.00%, 10/01/32, Callable 10/01/17	500,000	552,610
City of Wichita, Water/Sewer, Revenue Bonds, AMBAC, 5.13%, 10/01/29, Callable 10/01/15 (a)	780,000	850,130
City of Wichita, Water/Sewer, Revenue Bonds, NATL-RE FGIC,
5.00%, 10/01/13	800,000	815,568
5.25%, 10/01/15, Pre-refunded 10/01/13 @ 100	350,000	357,172
5.00%, 10/01/16, Callable 10/01/14	500,000	531,010
5.25%, 10/01/17, Pre-refunded 10/01/13 @ 100	2,300,000	2,347,127
Cloud County Public Building Commission, Revenue Bonds, 4.10%, 10/15/32, Callable 10/15/22	225,000	234,675
Coffeyville Community College, Higher Education, Revenue Bonds, 5.05%, 10/01/25, Pre-refunded 10/01/15 @ 100	1,975,000	2,174,040
Colby Community College, Higher Education, COP, 5.00%, 8/01/31, Callable 8/01/16	250,000	259,448
Commonwealth of Puerto Rico, GO UT, AGM, 5.50%, 7/01/29	275,000	312,106
County of Cherokee, COP, NATL-RE FGIC, 5.00%, 12/01/21, Callable 12/01/15	1,170,000	1,260,499
County of Douglas, GO UT,
4.00%, 9/01/24, Callable 9/01/19	425,000	481,219
4.25%, 9/01/30, Callable 9/01/19	320,000	348,470
County of Douglas, GO UT, AMBAC, 5.00%, 8/01/18, Pre-refunded 8/01/13 @ 100 (a)	1,935,000	1,957,639
County of Ford, GO UT, AGM, 4.25%, 9/01/22, Callable 9/01/16	250,000	267,933
County of Franklin, COP, 4.75%, 9/01/21, Callable 9/01/13	750,000	754,522
County of Johnson, GO UT,
4.50%, 9/01/13	1,230,000	1,247,441
3.00%, 9/01/20	100,000	111,770
4.75%, 9/01/27, Callable 9/01/18	500,000	571,595
3.00%, 9/01/30, Callable 9/01/22	1,215,000	1,219,896
County of Neosho, GO, Revenue Bonds, AGM,
4.00%, 10/01/18	220,000	246,413
4.00%, 10/01/19	225,000	254,405
County of Scott, GO UT, 5.00%, 4/01/28, Callable 4/01/20	500,000	595,650
County of Sedgwick KS / County of Shawnee, Single Family Housing, Revenue Bonds, GNMA, 6.70%, 6/01/29 †	45,000	46,293
County of Sedgwick, GO UT, 4.20%, 8/01/25, Pre-refunded 8/01/15 @ 100	535,000	581,384
County of Sedgwick, Medical, Revenue Bonds,
5.00%, 8/01/25, Callable 8/01/15	500,000	523,525
5.25%, 8/01/31, Callable 8/01/15	500,000	520,240
County of Shawnee, COP,
5.00%, 9/01/22, Callable 9/01/15	1,640,000	1,755,964

See Notes to Financial Statements

American Independence Funds	Schedule of Portfolio Investments
Kansas Tax-Exempt Bond Fund	April 30, 2013 (Unaudited)

Security Description	Principal ($)	Value ($)
Municipal Bonds — 94.0% (continued)
5.00%, 9/01/23, Callable 9/01/15	1,840,000	1,965,322
County of Shawnee, GO UT, 3.00%, 9/01/26, Callable 9/01/19	250,000	258,308
County of Shawnee, GO UT, AGM, 5.00%, 9/01/19, Callable 9/01/15	700,000	752,486
Cowley County Unified School District No. 465 Winfield, School District, GO UT, NATL-RE,
5.25%, 10/01/15, Pre-refunded 10/01/13 @ 100	1,260,000	1,285,817
5.25%, 10/01/15, Callable 10/01/13	50,000	50,905
Crawford County Public Building Commission, Revenue Bonds, 5.38%, 9/01/24, Callable 9/01/19	2,300,000	2,621,126
Dodge City Community College, Higher Education, Revenue Bonds, 5.13%, 4/01/30, Callable 4/01/20	250,000	272,498
Douglas County Unified School District No. 348 Baldwin City, School District, GO UT, 5.00%, 9/01/30, Callable 9/01/19	1,405,000	1,554,703
Douglas County Unified School District No. 491 Eudora, School District, GO UT, AGM,
5.00%, 9/01/26, Callable 9/01/21	725,000	842,718
5.00%, 9/01/29, Callable 9/01/18	450,000	500,787
Franklin County Rural Water District No. 6, Water, Revenue Bonds, 4.00%, 5/01/27, Callable 5/01/17	200,000	206,726
Franklin County Unified School District No. 290 Ottawa, School District, GO UT, 4.00%, 9/01/25	2,635,000	2,945,139
Geary County Unified School District No. 475, School District, GO UT, NATL-RE,
5.25%, 9/01/18, Callable 9/01/15	795,000	855,340
5.25%, 9/01/20, Pre-refunded 9/01/15 @ 100	2,025,000	2,251,314
5.25%, 9/01/22, Pre-refunded 9/01/15 @ 100	1,650,000	1,834,404
Harvey County Unified School District No. 373 Newton, School District, GO UT, FSA, 4.80%, 9/01/18, Callable 5/31/13	635,000	637,273
Harvey County Unified School District No. 373 Newton, School District, GO UT, NATL-RE,
5.00%, 9/01/20, Callable 9/01/18	100,000	114,597
5.00%, 9/01/22, Callable 9/01/18	1,700,000	1,916,138
Hoisington Public Building Corp., Medical, Revenue Bonds, AMBAC, 5.00%, 11/01/23, Callable 11/01/14 (a)	1,700,000	1,772,675
Hutchinson Community College & Area Vocational School, Higher Education, COP,
3.75%, 10/01/32, Callable 10/01/21	250,000	256,718
4.00%, 10/01/37, Callable 10/01/21	1,700,000	1,734,068
Johnson & Miami Counties Unified School District No. 230 Spring Hills, School District, GO UT, 5.25%, 9/01/29, Callable 9/01/21	1,500,000	1,772,460
Johnson County Park & Recreation District, COP, 5.00%, 9/01/23, Callable 9/01/13	870,000	878,796
Johnson County Park & Recreation District, Facilities, COP,
4.00%, 9/01/18	610,000	685,799
4.13%, 9/01/27, Callable 9/01/19	720,000	777,074
Johnson County Public Building Commission, Facilities, Revenue Bonds,
4.00%, 9/01/19	375,000	437,798
4.00%, 9/01/20, Callable 9/01/18	325,000	370,562
4.00%, 9/01/22, Callable 9/01/19	415,000	467,514
4.50%, 9/01/22, Callable 9/01/18	100,000	115,138
4.38%, 9/01/23, Callable 9/01/18	150,000	170,352
4.00%, 9/01/24, Callable 9/01/20	500,000	563,835
4.75%, 9/01/24, Callable 9/01/18	790,000	917,466
4.88%, 9/01/25, Callable 9/01/18	200,000	232,430
4.50%, 9/01/27, Callable 9/01/21	955,000	1,092,358
Johnson County Unified School District No. 231 Gardner - Edgerton, School District, GO UT, 4.00%, 10/01/31, Callable 10/01/22	1,000,000	1,043,850
Johnson County Unified School District No. 231 Gardner - Edgerton, School District, GO UT, AMBAC, 5.00%, 10/01/25, Callable 10/01/16 (a)	1,070,000	1,167,552
Johnson County Unified School District No. 231 Gardner - Edgerton, School District, GO UT, NATL-RE FGIC, 5.00%, 10/01/23, Callable 10/01/14	1,080,000	1,152,533
Johnson County Unified School District No. 232 De Soto, School District, GO UT, AGM,
5.25%, 9/01/20, Callable 9/01/15	1,325,000	1,461,024
5.25%, 9/01/23, Callable 9/01/15	1,000,000	1,099,240

See Notes to Financial Statements

American Independence Funds	Schedule of Portfolio Investments
Kansas Tax-Exempt Bond Fund	April 30, 2013 (Unaudited)

Security Description	Principal ($)	Value ($)
Municipal Bonds — 94.0% (continued)
Johnson County Unified School District No. 232 De Soto, School District, GO UT, NATL-RE, 5.00%, 3/01/15	600,000	650,322
Johnson County Unified School District No. 232 De Soto, School District, GO UT, NATL-RE FGIC, 4.35%, 9/01/14, Pre-refunded 9/01/13 @ 100	600,000	608,136
Johnson County Unified School District No. 233 Olathe, School District, GO UT, NATL-RE FGIC, 5.50%, 9/01/14	325,000	347,376
Johnson County Unified School District No. 512 Shawnee Mission, School District, GO UT, 4.25%, 10/01/23, Pre-refunded 10/01/14 @ 100	1,000,000	1,056,600
Johnson County Water District No. 1, Water, Revenue Bonds,
3.25%, 7/01/20, Callable 7/01/18	1,440,000	1,584,259
4.50%, 7/01/22, Callable 1/01/20	500,000	590,915
3.50%, 1/01/27, Callable 1/01/20	475,000	513,057
3.25%, 12/01/30, Callable 12/01/17	2,615,000	2,671,981
Kansas Development Finance Authority, Development, Revenue Bonds,
4.00%, 6/01/17	695,000	778,699
4.00%, 10/01/20	250,000	281,343
4.00%, 11/01/27, Callable 11/01/19	765,000	836,757
3.00%, 8/01/28, Callable 8/01/20	1,000,000	1,001,270
4.00%, 11/01/28, Callable 11/01/19	550,000	599,170
5.00%, 11/01/28, Callable 11/01/19	2,055,000	2,323,075
3.25%, 5/01/29, Callable 5/01/20	1,000,000	1,019,470
5.00%, 11/01/29, Callable 11/01/19	2,060,000	2,320,899
5.00%, 6/15/31, Callable 6/15/19	2,500,000	2,775,975
3.13%, 8/01/31, Callable 8/01/20	500,000	498,260
Kansas Development Finance Authority, Facilities, Revenue Bonds,
5.00%, 10/01/22, Callable 10/01/15	1,140,000	1,236,102
3.38%, 5/01/24, Callable 5/01/20	395,000	417,835
Kansas Development Finance Authority, Facilities, Revenue Bonds, AMBAC,
5.00%, 10/01/13, Callable 5/01/13 (a)	500,000	501,650
5.25%, 10/01/17, Callable 5/01/13 (a)	135,000	135,392
Kansas Development Finance Authority, Facilities, Revenue Bonds, FGIC, 5.00%, 4/01/18, Pre-refunded 4/01/14 @ 101	130,000	136,925
Kansas Development Finance Authority, Facilities, Revenue Bonds, FSA,
5.13%, 11/01/25, Callable 11/01/18	100,000	118,182
5.25%, 11/01/28, Callable 11/01/18	255,000	301,854
Kansas Development Finance Authority, Facilities, Revenue Bonds, NATL-RE,
5.00%, 5/01/13	500,000	500,000
5.00%, 5/01/16, Callable 5/01/15	205,000	223,028
5.25%, 5/01/16, Callable 5/01/13	1,275,000	1,279,399
5.25%, 11/01/21, Callable 11/01/17	250,000	292,260
5.25%, 11/01/26, Callable 11/01/17	1,200,000	1,389,780
Kansas Development Finance Authority, Facilities, Revenue Bonds, NATL-RE FGIC,
5.00%, 4/01/15	250,000	270,470
5.00%, 4/01/17, Callable 4/01/14	595,000	623,994
5.00%, 4/01/18, Callable 4/01/14	370,000	387,679
5.00%, 4/01/20, Callable 4/01/14	515,000	539,123
Kansas Development Finance Authority, Revenue Bonds,
5.00%, 12/01/20, Callable 12/01/19	1,575,000	1,902,584
5.00%, 7/01/31, Callable 7/01/17	2,000,000	2,181,480
4.75%, 9/01/34, Callable 9/01/19	200,000	221,120
Kansas Development Finance Authority, Higher Education, Revenue Bonds,
5.00%, 6/01/15, Callable 6/01/14	930,000	972,241
4.00%, 3/01/16	700,000	765,387
5.00%, 6/01/18, Callable 6/01/14	1,000,000	1,041,770
5.00%, 6/01/21, Callable 6/01/14	1,235,000	1,281,844
4.00%, 4/01/24, Callable 4/01/20	230,000	254,228

See Notes to Financial Statements

American Independence Funds	Schedule of Portfolio Investments
Kansas Tax-Exempt Bond Fund	April 30, 2013 (Unaudited)

Security Description	Principal ($)	Value ($)
Municipal Bonds — 94.0% (continued)
5.00%, 6/01/28, Callable 6/01/15	2,475,000	2,642,062
5.00%, 4/01/29, Callable 4/01/20	650,000	735,345
Kansas Development Finance Authority, Higher Education, Revenue Bonds, AMBAC,
5.25%, 8/01/19, Pre-refunded 8/01/13 @ 100 (a)	145,000	146,766
5.25%, 8/01/19, Pre-refunded 8/01/13 @ 100 (a)	265,000	268,262
5.00%, 5/01/21, Callable 5/01/15 (a)	2,090,000	2,254,671
5.00%, 10/01/21, Callable 5/01/13 (a)	205,000	209,619
Kansas Development Finance Authority, Higher Education, Revenue Bonds, NATL-RE, 4.25%, 4/01/27, Callable 4/01/15	200,000	210,206
Kansas Development Finance Authority, Higher Education, Revenue Bonds, XLCA, 5.00%, 2/01/26, Callable 2/01/16	2,000,000	2,216,580
Kansas Development Finance Authority, Medical, Revenue Bonds,
5.25%, 11/15/21, Callable 11/15/19	1,300,000	1,534,845
5.00%, 11/15/22, Callable 11/15/15	500,000	538,415
5.00%, 11/15/22, Callable 11/15/17	260,000	299,244
5.50%, 11/15/22, Callable 11/15/19	1,000,000	1,179,130
5.00%, 11/15/24, Callable 11/15/17	1,110,000	1,272,293
5.25%, 1/01/25, Callable 1/01/20	1,500,000	1,743,615
5.00%, 5/15/25, Callable 5/15/19	1,500,000	1,647,060
5.00%, 11/15/27, Callable 11/15/19	1,000,000	1,081,450
5.00%, 11/15/28, Callable 5/15/22	80,000	94,662
5.50%, 11/15/29, Callable 11/15/19	1,275,000	1,486,675
5.38%, 3/01/30, Callable 3/01/20	1,000,000	1,137,010
5.25%, 11/15/30, Callable 11/15/19	250,000	272,153
5.00%, 11/15/32, Callable 5/15/22	1,500,000	1,743,555
5.00%, 5/15/35, Callable 5/15/19	330,000	354,295
Kansas Development Finance Authority, Medical, Revenue Bonds, NATL-RE, 5.00%, 11/15/27, Callable 11/15/17	1,875,000	2,005,725
Kansas Development Finance Authority, Nursing Homes, Revenue Bonds, GNMA, 5.35%, 5/20/23, Callable 5/20/13	1,000,000	1,051,630
Kansas Development Finance Authority, Transportation, Revenue Bonds,
5.00%, 10/01/14	350,000	373,198
5.00%, 10/01/16	1,585,000	1,814,318
5.00%, 10/01/21, Callable 10/01/18	1,270,000	1,510,360
4.63%, 10/01/26, Callable 10/01/18	300,000	341,679
Kansas Development Finance Authority, Transportation, Revenue Bonds, NATL-RE FGIC,
5.00%, 11/01/20, Callable 11/01/16	950,000	1,084,748
5.00%, 11/01/21, Callable 11/01/16	500,000	569,810
5.00%, 11/01/22, Callable 11/01/16	200,000	227,924
5.00%, 11/01/23, Callable 11/01/16	1,250,000	1,423,600
5.00%, 11/01/25, Callable 11/01/16	1,000,000	1,138,880
4.38%, 11/01/26, Callable 11/01/16	650,000	708,519
Kansas Development Finance Authority, Water, Revenue Bonds,
5.50%, 11/01/15	200,000	224,972
3.13%, 4/01/21, Callable 4/01/17	1,500,000	1,587,555
5.00%, 4/01/23, Pre-refunded 4/01/14 @ 100	1,860,000	1,940,519
3.25%, 4/01/23, Callable 4/01/17	1,795,000	1,884,517
4.00%, 3/01/24, Callable 3/01/19	165,000	184,317
5.00%, 11/01/24, Callable 11/01/13	1,000,000	1,020,680
4.00%, 3/01/27, Callable 3/01/19	775,000	839,844
5.00%, 11/01/28, Callable 11/01/13	100,000	101,868
Kansas Independent College Finance Authority, Higher Education, Revenue Bonds, 3.95%, 10/01/21, Callable 10/01/16	500,000	514,300
Kansas Power Pool, Power, Revenue Bonds,
3.00%, 8/01/23, Callable 8/01/21	250,000	246,730
5.00%, 12/01/31, Callable 12/01/20	1,000,000	1,086,570

See Notes to Financial Statements

American Independence Funds	Schedule of Portfolio Investments
Kansas Tax-Exempt Bond Fund	April 30, 2013 (Unaudited)

Security Description	Principal ($)	Value ($)
Municipal Bonds — 94.0% (continued)
Kansas Power Pool, Utilities, Revenue Bonds, 5.00%, 12/01/23, Callable 12/01/22	200,000	230,918
Kansas Rural Water Finance Authority, Water, Revenue Bonds,
3.75%, 9/01/30, Callable 3/01/21	250,000	253,383
4.10%, 9/01/34, Callable 3/01/21	270,000	277,825
Kansas State Department of Transportation, Transportation, Revenue Bonds,
5.50%, 9/01/14	1,000,000	1,069,130
5.00%, 3/01/20, Pre-refunded 3/01/14 @ 100	1,220,000	1,268,507
4.30%, 9/01/21, Callable 9/01/18	575,000	669,628
5.00%, 9/01/22, Callable 9/01/18	4,640,000	5,568,510
5.00%, 9/01/23, Callable 9/01/18	2,070,000	2,450,093
5.00%, 9/01/24, Callable 9/01/18	1,360,000	1,622,045
Kansas Turnpike Authority, Transportation, Revenue Bonds,
4.00%, 9/01/26, Callable 9/01/20	1,000,000	1,105,480
3.00%, 9/01/27, Callable 9/01/20	1,000,000	1,005,880
3.50%, 9/01/27, Callable 9/01/20	125,000	132,889
Kansas Turnpike Authority, Transportation, Revenue Bonds, AGM, 5.00%, 9/01/20, Pre-refunded 9/01/14 @ 101	500,000	536,235
La Cygne Public Building Commission, Facilities, Revenue Bonds, 5.00%, 11/01/29, Callable 11/01/19	375,000	414,300
Leavenworth County Unified School District No. 453, School District, GO UT, AGM,
5.25%, 9/01/23, Callable 9/01/19	500,000	596,120
4.75%, 3/01/25, Callable 9/01/19	535,000	613,800
Leavenworth County Unified School District No. 458, School District, GO UT,
5.25%, 9/01/28, Pre-refunded 9/01/19 @ 100	1,250,000	1,575,812
5.00%, 9/01/29, Pre-refunded 9/01/19 @ 100	395,000	491,917
5.00%, 9/01/30, Pre-refunded 9/01/19 @ 100	215,000	267,752
Leavenworth County Unified School District No. 464, School District, GO UT, NATL-RE, 5.00%, 9/01/24, Pre-refunded 9/01/15 @ 100	1,380,000	1,526,252
Leavenworth County Unified School District No. 464, School District, GO UT, NATL-RE FGIC, 4.10%, 9/01/25, Callable 9/01/17	405,000	440,081
Leavenworth County Unified School District No. 469, School District, GO UT, 4.00%, 9/01/28, Callable 9/01/22	1,000,000	1,086,750
Leavenworth County Unified School District No. 469, School District, GO UT, FGIC, 5.00%, 9/01/24, Pre-refunded 9/01/15 @ 100	2,400,000	2,657,304
Lyon County Public Building Commission, Facilities, Revenue Bonds, 4.00%, 12/01/21, Callable 12/01/18	500,000	540,980
Maize Public Building Commission, Revenue Bonds, 5.20%, 5/01/31, Callable 5/01/16	1,000,000	1,066,100
Marais Des Cygnes Public Utility Authority, Water, Revenue Bonds, AGC, 4.50%, 12/01/31, Callable 12/01/17	20,000	21,239
Marais Des Cygnes Public Utility Authority, Water, Revenue Bonds, AGM, 4.63%, 12/01/38, Callable 12/01/17	820,000	869,011
Miami County Unified School District No. 367 Osawatomie, School District, GO UT, AGM, 5.00%, 9/01/25, Pre-refunded 9/01/15 @ 100	1,310,000	1,450,445
Miami County Unified School District No. 416 Louisburg, School District, GO UT, NATL-RE,
4.00%, 9/01/15	900,000	954,675
5.00%, 9/01/20, Pre-refunded 9/01/16 @ 100	1,235,000	1,415,965
Mitchell County Public Building Commission, Medical, Revenue Bonds, AGM, 4.50%, 3/01/28, Callable 3/01/18	430,000	470,097
Neosho County Unified School District No. 413, School District, GO UT, AGM, 4.00%, 9/01/32, Callable 9/01/23	1,000,000	1,052,740
Overland Park Transportation Development District, Transportation, Revenue Bonds, 5.90%, 4/01/32, Callable 4/01/20	1,000,000	1,094,740
Pawnee County Public Building Commission, Medical, Revenue Bonds,
4.00%, 2/15/31, Callable 2/15/22	495,000	513,558
4.40%, 2/15/36, Callable 2/15/22	500,000	519,170
Pratt County Public Building Commission, Revenue Bonds,
3.13%, 12/01/28, Callable 12/01/17	1,530,000	1,506,744

See Notes to Financial Statements

American Independence Funds	Schedule of Portfolio Investments
Kansas Tax-Exempt Bond Fund	April 30, 2013 (Unaudited)

Security Description	Principal ($)	Value ($)
Municipal Bonds — 94.0% (continued)
3.25%, 12/01/32, Callable 12/01/17	1,150,000	1,125,470
3.50%, 12/01/32, Callable 12/01/17	2,000,000	2,008,380
Puerto Rico Electric Power Authority, Power, Revenue Bonds, NATL-RE, 5.00%, 7/01/19	1,000,000	1,069,280
Puerto Rico Highway & Transportation Authority, Transportation, Revenue Bonds, AGC, 5.25%, 7/01/36	385,000	414,664
Puerto Rico Highway & Transportation Authority, Transportation, Revenue Bonds, AGM, 5.50%, 7/01/22	630,000	726,925
Reno County Unified School District No. 308 Hutchinson, School District, GO UT, NATL-RE,
5.00%, 9/01/16	1,000,000	1,129,180
5.00%, 9/01/25, Callable 9/01/17	200,000	233,984
Rice County Unified School District No. 376 Sterling, School District, GO UT, AGM, 5.25%, 9/01/35, Callable 9/01/19	500,000	576,830
Rice County Unified School District No. 444, School District, GO UT, 5.08%, 9/01/14, Callable 9/01/13	325,000	326,225
Riley County Unified School District No. 383 Manhattan-Ogden, School District, GO UT,
5.00%, 9/01/23, Callable 9/01/19	1,000,000	1,217,260
5.00%, 9/01/27, Callable 9/01/18	1,350,000	1,617,057
Sedgwick County Public Building Commission, Facilities, Revenue Bonds,
4.00%, 8/01/15, Pre-refunded 8/01/14 @ 100	500,000	523,410
5.00%, 8/01/23, Callable 8/01/18	390,000	458,585
5.00%, 8/01/24, Callable 8/01/18	100,000	117,476
4.13%, 8/01/26, Callable 8/01/16	500,000	535,810
5.25%, 8/01/26, Callable 8/01/18	180,000	212,422
5.25%, 8/01/28, Callable 8/01/18	800,000	940,576
Sedgwick County Public Building Commission, Revenue Bonds, 4.00%, 8/01/30, Callable 8/01/21	415,000	448,565
Sedgwick County Unified School District No. 259 Wichita, School District, GO UT,
5.00%, 10/01/20, Callable 10/01/18	150,000	179,255
5.00%, 10/01/21, Callable 10/01/18	1,000,000	1,189,260
Sedgwick County Unified School District No. 261 Haysville, School District, GO UT, AGM,
4.00%, 11/01/13	500,000	508,960
5.00%, 11/01/19, Callable 11/01/17	1,000,000	1,147,350
5.00%, 11/01/23, Callable 11/01/17	200,000	222,932
Sedgwick County Unified School District No. 262 Valley Center, School District, GO UT, AGM, 5.00%, 9/01/24, Callable 9/01/18	745,000	844,100
Sedgwick County Unified School District No. 265 Goddard, School District, GO UT, AGC,
4.50%, 10/01/23, Callable 10/01/18	100,000	111,132
4.50%, 10/01/24, Callable 10/01/18	250,000	276,755
Sedgwick County Unified School District No. 266 Maize, School District, GO UT, NATL-RE,
5.00%, 9/01/16	150,000	169,220
5.00%, 9/01/17	100,000	115,657
5.00%, 9/01/19, Callable 9/01/17	500,000	568,550
Shawne County Unified School District No. 437 Auburn - Washburn, School District, GO UT,
3.95%, 9/01/27, Callable 9/01/20	795,000	900,163
3.95%, 9/01/28, Callable 9/01/20	825,000	929,932
Shawne County Unified School District No. 501 Topeka, School District, GO UT, AGM, 5.00%, 8/01/13	1,000,000	1,011,720
Shawne County Unified School District No. 450 Shawnee Heights, School District, GO UT, AGM,
4.25%, 9/01/21, Callable 9/01/15	580,000	607,898
Topeka Public Building Commission, Facilities, Revenue Bonds, NATL-RE,
5.00%, 6/01/13	1,140,000	1,141,214
5.00%, 6/01/27, Callable 6/01/18	2,355,000	2,733,331
University of Kansas Hospital Authority, Medical, Revenue Bonds, 5.00%, 9/01/21, Callable 9/01/16	1,075,000	1,193,701
Wyandotte County Unified School District No. 202 Turner, School District, GO UT, AMBAC, 5.00%, 9/01/13 (a)	1,000,000	1,014,510
Wyandotte County Unified School District No. 204 Bonner Springs-Edwardsville, School District, GO UT, NATL-RE FGIC,
5.00%, 9/01/24, Pre-refunded 9/01/15 @ 100	530,000	586,821
5.00%, 9/01/24, Callable 9/01/15	470,000	505,800

See Notes to Financial Statements

American Independence Funds	Schedule of Portfolio Investments
Kansas Tax-Exempt Bond Fund	April 30, 2013 (Unaudited)

Security Description	Principal ($)	Value ($)
Municipal Bonds — 94.0% (continued)
Wyandotte County Unified School District No. 500 Kansas City, School District, GO UT, AGM, 5.25%, 9/01/15, Pre-refunded 9/01/13 @ 102	1,000,000	1,036,490
Wyandotte County-Kansas City Unified Government, 5.00%, 9/01/24, Callable 3/01/19	800,000	926,136
Wyandotte County-Kansas City Unified Government Utility System Revenue, Utilities, Revenue Bonds, 5.00%, 9/01/32, Callable 9/01/22	1,090,000	1,251,843
Wyandotte County-Kansas City Unified Government, Facilities, GO UT, 4.00%, 8/01/31, Callable 8/01/22	930,000	1,013,188
Wyandotte County-Kansas City Unified Government, Facilities, Revenue Bonds, NATL-RE, 6.00%, 5/01/15, Callable 5/01/13	1,975,000	1,982,090
Wyandotte County-Kansas City Unified Government, GO UT,
5.00%, 8/01/29, Callable 8/01/20	1,000,000	1,183,590
4.00%, 8/01/30, Callable 8/01/20	500,000	542,150
Wyandotte County-Kansas City Unified Government, Revenue Bonds,
4.60%, 10/01/16	110,000	112,187
5.00%, 12/01/21, Callable 6/01/16	735,000	762,967
4.88%, 10/01/28, Callable 10/01/16	475,000	475,793
Wyandotte County-Kansas City Unified Government, Utilities, Revenue Bonds,
4.25%, 9/01/23, Callable 3/01/20	500,000	548,340
5.00%, 9/01/27, Callable 9/01/21	1,300,000	1,510,041
Wyandotte County-Kansas City Unified Government, Utilities, Revenue Bonds, AGM, 5.00%, 9/01/24, Pre-refunded 9/01/14 @ 100	470,000	499,380
Total Municipal Bonds (Cost $284,904,534)		302,797,756

	Shares
Short-Term Investments — 6.1%
Money Market Funds — 6.1%
BMO Tax-Free Money Market Fund, Class I, 0.19% (c)	9,000,000	9,000,000
Federated Tax-Free Obligations Fund, Institutional Shares, 0.03% (c)	10,671,017	10,671,017
Total Short-Term Investments (Cost $19,671,017)		19,671,017

Total Investments (Cost $304,575,551(d)) — 100.1%		$322,468,773

Liabilities in excess of other assets — (0.1)%		(288,557)

NET ASSETS — 100.0%		$322,180,216

†	Variable or floating rate security. The rate reflected on the Schedule of Portfolio Investments is the rate in effect at 4/30/13.
(a)
This bond is covered by insurance issued by Ambac Assured Corporation (“AMBAC”). On November 8, 2010, Ambac Financial Group, Inc., the holding company of AMBAC, announced that it had filed for Chapter 11 bankruptcy protection. The impact that this event may have on the ability of AMBAC to guarantee timely payment of principal and interests on these bonds when they fall due is not known at this time.

(b)	Purchased on a when-issued or delayed delivery basis.
(c)	Represents the 7 day yield at 4/30/13.
(d)	See Notes to Financial Statements for tax unrealized appreciation (depreciation) of securities.

Summary of Abbreviations
AGC — Assured Guaranty Corp.
AGM — Assured Guaranty Municipal Corp.
AMBAC — Insured by American Municipal Bond Assurance Corp.
COP — Certificate of Participation
FGIC — Insured by Financial Guaranty Insurance Corp.
FSA — Insured by Assured Guaranty Municipal (formerly Federal Security Assurance)
GNMA — Government National Mortgage Association
GO — General Obligation
NATL-RE — National Public Finance Guaranty Corp. (formerly MBIA)
UT — Unlimited Tax
XLCA — Insured by XL Capital Assurance

See Notes to Financial Statements

American Independence Funds	Schedule of Portfolio Investments
Kansas Tax-Exempt Bond Fund	April 30, 2013 (Unaudited)

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Investments at Value	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$302,797,756	$—	$302,797,756
Short-Term Investments	19,671,017	—	—	19,671,017
Total Investments	$19,671,017	$302,797,756	$—	$322,468,773

American Independence Funds	Schedule of Portfolio Investments
Strategic Income Fund	April 30, 2013 (Unaudited)

Security Description	Principal ($)	Value ($)
Asset-Backed Securities — 15.7%
AEP Texas Central Transition Funding LLC, Series 2012-1, Class A1, 0.88%, 12/01/18	1,108,992	1,117,135
Ally Auto Receivables Trust, Series 2013-1, Class A3, 0.63%, 5/15/17	1,125,000	1,126,505
Ally Master Owner Trust, Series 2011-4, Class A2, 1.54%, 9/15/16	500,000	506,434
American Express Credit Account Master Trust, Series 2012-4, Class A, 0.44%, 5/15/20, Demand Date 5/15/13 † (a)	850,000	848,572
ARI Fleet Lease Trust 2010-A, Series 2012-B, Class A, 0.50%, 1/15/21, Demand Date 5/15/13 † (a) (c)	773,035	771,431
Avis Budget Rental Car Funding (AESOP) LLC, Series 2011-2A, Class A, 2.37%, 11/20/14 (c)	1,000,000	1,022,677
CAL Funding II Ltd., Series 2012-1A, Class A, 3.47%, 10/25/27 (c)	546,250	559,933
Cards II Trust, Series 2012-4A, Class A, 0.65%, 9/15/17, Demand Date 5/15/13 † (a) (c) (d)	1,500,000	1,500,000
Enterprise Fleet Financing LLC, Series 2013-1, Class A2, 0.68%, 9/20/18	785,000	785,729
Ford Credit Auto Owner Trust, Series 2012-A, Class A3, 0.84%, 8/15/16	750,000	752,945
GMAC Mortgage Corp. Loan Trust, Series 2001-HE3, Class A2, 0.76%, 3/25/27, Demand Date 5/28/13 † (a)	7,860	7,218
Honda Auto Receivables Owner Trust, Series 2012-1, Class A3, 0.77%, 1/15/16	1,000,000	1,004,118
Merrill Lynch Mortgage Investors, Inc., Series 2003-A2, Class 2A2, 1.96%, 2/25/33, Callable 9/25/30 †	19,206	19,229
Residential Funding Mortgage Securities II, Inc., Series 2003-HS3, Class A2B, 0.49%, 8/25/33, Demand Date 5/28/13 † (a)	12,201	10,344
SLM Student Loan Trust, Series 2011-2, Class A1, 0.80%, 11/25/27, Demand Date 5/28/13 † (a)	693,612	698,975
Toyota Auto Receivables Owner Trust, Series 2012-B, Class A3, 0.46%, 7/15/16	1,000,000	1,000,575
Total Asset-Backed Securities (Cost $11,699,530)		11,731,820

Collateralized Mortgage Obligations — 9.5%
Bank of America Mortgage Securities, Inc., Series 2002-G, Class 2A1, 2.75%, 7/20/32, Callable 5/20/13 †	666	607
Fannie Mae REMICS,
Series 1993-9, Class FB, 1.62%, 1/25/23, Demand Date 5/25/13 † (a)	866,907	892,123
Series 1999-53, Class FA, 0.70%, 10/25/19, Demand Date 5/25/13 † (a)	599,623	605,692
Series 2002-62, Class FP, 1.40%, 11/25/32, Demand Date 5/25/13 † (a)	1,297,903	1,332,454
Freddie Mac REMICS,
Series 1689, Class F, 0.90%, 3/15/24, Demand Date 5/15/13 † (a)	635,062	642,224
Series 1689, Class FG, 0.90%, 3/15/24, Demand Date 5/15/13 † (a)	252,049	254,891
Series 2649, Class FU, 0.75%, 7/15/33, Demand Date 5/15/13 † (a)	510,893	516,293
Series 3371, Class FA, 0.80%, 9/15/37, Demand Date 5/15/13 † (a)	1,283,501	1,296,855
Government National Mortgage Association, Series 2011-20, Class A, 1.88%, 4/16/32	173,780	176,853
GSR Mortgage Loan Trust, Series 2004-4, Class B1, 2.74%, 4/25/32, Callable 5/25/13 †	1,163,433	194,613
Sequoia Mortgage Trust,
Series 2012-1, Class 2A1, 3.47%, 1/25/42, Callable 1/25/16 †	274,873	282,010
Series 2012-2, Class A2, 3.50%, 4/25/42	477,492	491,668
Series 2013-1, Class 1A1, 1.45%, 2/25/43, Callable 12/25/22	403,605	401,822
Total Collateralized Mortgage Obligations (Cost $7,993,267)		7,088,105

Commercial Mortgage-Backed Securities — 1.6%
Credit Suisse First Boston Mortgage Securities Corp., Series 2004-C2, Class A2, 5.42%, 5/15/36 †	1,200,000	1,239,329
Total Commercial Mortgage-Backed Securities (Cost $1,260,694)		1,239,329

See Notes to Financial Statements

American Independence Funds	Schedule of Portfolio Investments
Strategic Income Fund	April 30, 2013 (Unaudited)

Security Description	Principal ($)	Value ($)
Corporate Bonds — 54.5%
Consumer Discretionary — 6.0%
Anheuser-Busch InBev Worldwide, Inc., 0.80%, 7/15/15	525,000	527,222
Comcast Corp., 5.30%, 1/15/14	750,000	775,452
Delta Air Lines 2012-1 Class A Pass-Through Trust, 4.75%, 5/07/20	1,000,000	1,090,000
Heineken NV, 0.80%, 10/01/15 (b) (c)	550,000	550,839
Macy's Retail Holdings, Inc., 7.88%, 7/15/15	650,000	745,659
Time Warner Cable, Inc., 7.50%, 4/01/14	750,000	797,402
		4,486,574
Consumer Staples — 4.4%
Costco Wholesale Corp., 0.65%, 12/07/15	850,000	854,687
Kellogg Co., 1.13%, 5/15/15	850,000	858,729
Procter & Gamble Co. (The), 3.15%, 9/01/15	500,000	530,552
Walgreen Co., 1.80%, 9/15/17	1,000,000	1,021,881
		3,265,849
Energy — 6.7%
BP Capital Markets PLC, 3.88%, 3/10/15 (b)	775,000	821,602
Enterprise Products Operating LLC, 3.20%, 2/01/16	750,000	797,852
Kinder Morgan Energy Partners LP, 5.00%, 12/15/13	750,000	770,912
Petrobras International Finance Co., 3.88%, 1/27/16 (b)	1,000,000	1,055,209
Petrohawk Energy Corp., 7.25%, 8/15/18, Callable 8/15/14	850,000	941,778
TransCanada PipeLines Ltd., 0.88%, 3/02/15 (b)	650,000	654,245
		5,041,598
Financials — 23.5%
American Express Credit Corp., 1.75%, 6/12/15	850,000	869,257
American International Group, Inc., 4.25%, 9/15/14	650,000	680,315
Bank of America Corp., 7.38%, 5/15/14	650,000	693,357
Bank of Montreal, 1.45%, 4/09/18, Callable 3/09/18 (b)	750,000	752,030
Bank of New York Mellon Corp. (The), 1.35%, 3/06/18, Callable 2/06/18	1,000,000	1,007,694
Bank of Nova Scotia, 1.45%, 4/25/18 (b)	750,000	751,688
BB&T Corp. 2.15% 3/22/17, Callable 2/22/17	750,000	776,323
Berkshire Hathaway Finance Corp., 1.60%, 5/15/17	800,000	819,151
Capital One Financial Corp., 1.00%, 11/06/15	800,000	798,302
Caterpillar Financial Services Corp., 1.10%, 5/29/15	700,000	709,286
Citigroup, Inc., 1.75%, 5/01/18	1,000,000	1,001,286
Fifth Third Bank, 1.45%, 2/28/18, Callable 1/28/18	670,000	673,331
Ford Motor Credit Co. LLC, 3.88%, 1/15/15	650,000	676,632
General Electric Capital Corp., 2.30%, 4/27/17	1,000,000	1,041,350
JPMorgan Chase & Co., 1.03%, 5/02/14, Demand Date 6/17/13 † (a)	1,000,000	1,007,216
Morgan Stanley, 0.58%, 1/09/14, Demand Date 7/9/13 † (a)	500,000	499,073
NASDAQ OMX Group, Inc. (The), 5.25%, 1/16/18	335,000	366,231
PACCAR Financial Corp., 0.80%, 2/08/16	515,000	516,928
Rio Tinto Finance USA PLC, 1.63%, 8/21/17, Callable 7/21/17 (b)	700,000	710,275
Toronto-Dominion Bank (The), 1.40%, 4/30/18 (b)	750,000	755,318
Toyota Motor Credit Corp., 1.00%, 2/17/15	1,000,000	1,010,934
Wells Fargo & Co.,
1.25%, 2/13/15	750,000	759,327
1.50%, 1/16/18	750,000	753,634
		17,628,938
Health Care — 6.3%
AbbVie, Inc., 1.20%, 11/06/15 (c)	1,180,000	1,190,051
Genzyme Corp., 3.63%, 6/15/15	1,000,000	1,064,924
McKesson Corp., 0.95%, 12/04/15	725,000	728,967
Mylan, Inc., 7.63%, 7/15/17, Callable 7/15/14 (c)	1,125,000	1,250,443
UnitedHealth Group, Inc., 0.85%, 10/15/15	500,000	503,816
		4,738,201

See Notes to Financial Statements

American Independence Funds	Schedule of Portfolio Investments
Strategic Income Fund	April 30, 2013 (Unaudited)

Security Description	Principal ($)	Value ($)
Corporate Bonds — 54.5% (continued)
Industrials — 0.8%
United Technologies Corp., 1.20%, 6/01/15	600,000	609,471

Information Technology — 2.4%
Hewlett-Packard Co., 3.00%, 9/15/16	1,000,000	1,034,603
Xerox Corp., 1.68%, 9/13/13, Demand Date 6/13/13 † (a)	750,000	752,344
		1,786,947
Materials — 1.1%
Ball Corp., 7.38%, 9/01/19, Callable 9/01/14	750,000	832,500

Telecommunication Services — 2.1%
AT&T, Inc., 0.80%, 12/01/15	800,000	799,266
Cellco Partnership / Verizon Wireless Capital LLC, 5.55%, 2/01/14	750,000	776,603
		1,575,869
Utilities — 1.2%
MidAmerican Energy Holdings Co., 5.00%, 2/15/14	850,000	879,511
Total Corporate Bonds (Cost $40,310,829)		40,845,458

Taxable Municipal Bonds — 0.5%
Pennsylvania — 0.5%
Pennsylvania Higher Education Assistance Agency, 1.13%, 9/01/43, Callable 5/17/13 † (e)	400,000	372,554
Total Taxable Municipal Bonds (Cost $400,000)		372,554

U.S. Government Agency Pass-Through Securities — 12.6%
Federal Home Loan Mortgage Corporation — 2.8%
3.50%, Pool #J13795, 12/01/25	312,418	330,672
4.00%, Pool #J15482, 5/01/26	641,102	681,893
3.50%, Pool #E03083, 3/01/27	434,537	462,861
5.50%, Pool #G01938, 9/01/35	554,630	602,434
		2,077,860
Federal National Mortgage Association — 7.3%
5.14%, Pool #873277, 1/01/16	462,715	502,383
2.69%, Pool #466236, 10/01/17	768,381	821,161
5.00%, Pool #981257, 5/01/23	383,593	411,947
4.50%, Pool #AL0802, 4/01/25	286,750	312,485
3.50%, Pool #AE3066, 9/01/25	680,347	723,334
3.50%, Pool #AH0969, 12/01/25	371,939	395,440
3.50%, Pool #AH9377, 4/01/26	229,231	243,715
3.50%, Pool #AB3298, 7/01/26	230,099	244,638
3.00%, Pool #AB4998, 4/01/27	1,081,964	1,144,729
5.50%, Pool #725598, 7/01/34	618,158	680,131
		5,479,963
Government National Mortgage Association — 2.5%
6.50%, Pool #781931, 5/15/35	1,211,392	1,389,886
6.00%, Pool #677226, 8/15/38	419,311	476,106
		1,865,992
Small Business Administration — 0.0% (f)
4.48%, Pool #502966, 5/25/15, Demand Date 7/1/13 † (a)	4,640	4,653
Total U.S. Government Agency Pass-Through Securities (Cost $9,332,010)		9,428,468

See Notes to Financial Statements

American Independence Funds	Schedule of Portfolio Investments
Strategic Income Fund	April 30, 2013 (Unaudited)

	Shares	Value ($)
Short-Term Investments — 6.6%
Money Market Fund — 6.6%
Dreyfus Cash Management, Institutional Shares, 0.05% (g)	4,951,273	4,951,273
Total Short-Term Investments (Cost $4,951,273)		4,951,273

Total Investments (Cost $75,947,603(h)) — 101.0%		$75,657,007

Liabilities in excess of other assets — (1.0)%		(729,002)

NET ASSETS — 100.0%		$74,928,005

†	Variable or floating rate security. The rate reflected on the Schedule of Portfolio Investments is the rate in effect at 4/30/13.
(a)
The demand date is either (i) that date at which the security next resets its coupon rate or (ii) the put date.  The demand date, and not the stated maturity date, is the dated used to determine the average maturity for the Fund.

(b)	Foreign security incorporated outside the United States.
(c)
Represents a restricted security purchase under rule 144A which is exempt from registration under the Securities Act of 1933, as amended. These securities are considered illiquid, the total aggregate value of which is $6,845,374, or 9.14% of net assets.

(d)	Security is valued in good faith under the procedures established by the Board of Trustees. The aggregate amount of the securities fair value is $1,500,000, which represents 2.00% of net assets.
(e)
Auction Rate Security (ARS) sold through a dutch auction at an interest rate that will clear the market at the lowest yield possible.  Beginning in 2008, the auctions for these securities failed and there have been no successful auctions since that time.

(f)	Amount rounds to less than 0.05%.
(g)	Represents the 7 day yield at 4/30/13.
(h)	See Notes to Financial Statements for tax unrealized appreciation (depreciation) of securities.

Summary of Abbreviations
REMIC — Real Estate Mortgage Investment Conduit

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Investments at Value	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$—	$10,231,820	$1,500,000	$11,731,820
Collateralized Mortgage Obligations	—	7,088,105	—	7,088,105
Commercial Mortgage-Backed Securities	—	1,239,329	—	1,239,329
Corporate Bonds	—	40,845,458	—	40,845,458
Taxable Municipal Bonds	—	372,554	—	372,554
U.S. Government Agencies	—	9,428,468	—	9,428,468
Short-Term Investments	4,951,273	—	—	4,951,273
Total Investments	$4,951,273	$69,205,734	$1,500,000	$75,657,007

Following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining value:

Balance as of October 31, 2012	$352,800
Purchases:	0
Change in valuation method from Level 3 to Level 2	(352,800)
Change in valuation method from Level 2 to Level 3	1,500,000
Balance as of April 30, 2013	$1,500,000

See Notes to Financial Statements

American Independence Funds	Schedule of Portfolio Investments
Core Plus Fund	April 30, 2013 (Unaudited)

Security Description	Principal ($)	Value ($)
Collateralized Mortgage Obligations — 0.9%
Credit Suisse First Boston Mortgage Securities Corp., Series 2004-AR5, Class 10A1, 2.73%, 6/25/34, Callable 3/25/22 †	54,219	54,237
Fannie Mae REMICS,
Series 1994-77, Class FB, 1.72%, 4/25/24, Demand Date 05/25/13 † (a)	54,697	56,386
Series 2002-44, Class FJ, 1.20%, 4/25/32, Demand Date 05/25/13 † (a)	60,039	61,636
Series 2002-60, Class FV, 1.20%, 4/25/32, Demand Date 05/25/13 † (a)	44,512	45,540
Series 2002-66, Class FG, 1.20%, 9/25/32, Demand Date 05/25/13 † (a)	51,231	52,533
Series 2002-69, Class FA, 1.20%, 10/25/32, Demand Date 05/25/13 † (a)	45,581	46,643
Series 2003-106, Class FA, 1.10%, 11/25/33, Demand Date 05/25/13 † (a)	28,350	28,956
Series 2007-88, Class FW, 0.75%, 9/25/37, Demand Date 05/25/13 † (a)	49,120	49,815
Fannie Mae Whole Loan, Series 2004-W8, Class 3A, 7.50%, 6/25/44, Callable 9/25/19	81,308	96,366
Freddie Mac REMICS, Series 1382, Class KA, 1.40%, 10/15/22, Demand Date 05/15/13 † (a)	50,345	50,401
Residential Accredit Loans, Inc., Series 2003-QS5, Class A1, 0.65%, 3/25/18, Demand Date 05/25/13 † (a)	44,130	43,038
WaMu Mortgage Pass-Through Certificates, Series 2003-AR1, Class A6, 2.21%, 3/25/33, Callable 5/25/13 †	69,649	70,196
Total Collateralized Mortgage Obligations (Cost $640,783)		655,747

Commercial Mortgage-Backed Securities — 1.1%
Citigroup Commercial Mortgage Trust, Series 2006-C5, Class A4, 5.43%, 10/15/49	320,000	364,105
Commercial Mortgage Pass-Through Certificates, Series 2006-C7, Class A4, 5.94%, 6/10/46 †	200,000	226,117
Credit Suisse First Boston Mortgage Securities Corp., Series 2004-C5, Class A4, 4.83%, 11/15/37	170,000	179,297
Total Commercial Mortgage-Backed Securities (Cost $701,035)		769,519

Corporate Bonds — 48.0%
Consumer Discretionary — 7.3%
Anheuser-Busch InBev Worldwide, Inc., 4.13%, 1/15/15	440,000	466,144
Constellation Brands, Inc., 7.25%, 5/15/17	660,000	772,200
Hanesbrands, Inc., 6.38%, 12/15/20, Callable 12/15/15	675,000	750,094
Hawk Acquisition Sub, Inc., 4.25%, 10/15/20, Callable 4/15/15 (b)	500,000	507,500
Limited Brands, Inc., 6.63%, 4/01/21	650,000	749,938
Macy's Retail Holdings, Inc., 7.88%, 7/15/15	294,000	337,267
Royal Caribbean Cruises, Ltd., 6.88%, 12/01/13 (c)	400,000	413,500
Sally Holdings LLC / Sally Capital, Inc., 6.88%, 11/15/19, Callable 11/15/15	600,000	674,250
Yum! Brands, Inc., 6.25%, 3/15/18	575,000	689,159
		5,360,052
Consumer Staples — 1.8%
Avon Products, Inc., 5.75%, 3/01/18	640,000	712,346
CVS Caremark Corp., 5.75%, 6/01/17	500,000	591,735
		1,304,081
Energy — 5.0%
BP Capital Markets PLC, 3.13%, 10/01/15 (c)	425,000	449,849
Denbury Resources, Inc., 8.25%, 2/15/20, Callable 2/15/15	500,000	570,000
Kinder Morgan Energy Partners LP, 6.00%, 2/01/17	650,000	757,057
Peabody Energy Corp., 7.38%, 11/01/16	625,000	718,750
Petrobras International Finance Co., 3.88%, 1/27/16 (c)	500,000	527,605
Tesoro Corp., 4.25%, 10/01/17, Callable 9/01/17	625,000	660,937
		3,684,198
Financials — 21.9%
American Express Credit Corp., 2.38%, 3/24/17	725,000	762,016
Bank of America Corp., 6.50%, 8/01/16	750,000	865,702
Bear Stearns Cos. LLC (The), 7.25%, 2/01/18	1,115,000	1,389,938
Berkshire Hathaway Finance Corp., 1.60%, 5/15/17	725,000	742,356
Boston Properties LP, 5.63%, 11/15/20, Callable 8/15/20	650,000	788,682

See Notes to Financial Statements

American Independence Funds	Schedule of Portfolio Investments
Core Plus Fund	April 30, 2013 (Unaudited)

Security Description	Principal ($)	Value ($)
Corporate Bonds — 48.0% (continued)
Financials — 21.9% (continued)
Citigroup, Inc., 6.13%, 5/15/18	735,000	885,619
First Horizon National Corp., 5.38%, 12/15/15	660,000	719,393
General Electric Capital Corp., 6.75%, 3/15/32	650,000	852,636
Goldman Sachs Group, Inc. (The), 6.25%, 9/01/17	775,000	912,531
HCP, Inc., 2.63%, 2/01/20, Callable 11/01/19	790,000	803,490
Health Care REIT, Inc., 4.70%, 9/15/17	670,000	757,160
Jefferies Group LLC, 5.13%, 4/13/18	650,000	723,328
KeyBank NA, 4.95%, 9/15/15	725,000	788,490
Lazard Group LLC, 6.85%, 6/15/17	635,000	731,032
Morgan Stanley, 4.75%, 3/22/17	840,000	931,489
Regions Financial Corp., 7.75%, 11/10/14	660,000	729,388
SLM Corp., 3.88%, 9/10/15	365,000	379,055
Wells Fargo & Co., 5.63%, 12/11/17	800,000	948,937
Willis North America, Inc., 6.20%, 3/28/17	625,000	715,648
Zions Bancorporation, 7.75%, 9/23/14	550,000	597,147
		16,024,037
Industrials — 1.9%
Ball Corp., 5.00%, 3/15/22	665,000	709,888
Ford Motor Credit Co. LLC, 7.00%, 4/15/15	650,000	717,762
		1,427,650
Information Technology — 1.1%
Hewlett-Packard Co., 3.00%, 9/15/16	750,000	775,952

Materials — 3.7%
Dow Chemical Co. (The), 8.55%, 5/15/19	540,000	728,999
LyondellBasell Industries NV, 5.00%, 4/15/19, Callable 1/15/19 (c)	575,000	656,087
NOVA Chemicals Corp., 8.63%, 11/01/19, Callable 11/01/14 (c)	400,000	454,500
Rock Tenn Co., 4.45%, 3/01/19	280,000	307,788
Vale Overseas, Ltd., 6.25%, 1/23/17 (c)	500,000	579,742
		2,727,116
Telecommunication Services — 3.4%
CCO Holdings LLC, CCO Holdings Capital Corp., 7.88%, 4/30/18, Callable 6/03/13	625,000	666,250
Crown Castle International Corp., 7.13%, 11/01/19, Callable 11/01/14	660,000	727,650
CSC Holdings LLC, 8.63%, 2/15/19	600,000	733,500
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc., 3.50%, 3/01/16	350,000	372,988
		2,500,388
Utilities — 1.9%
Calpine Corp., 7.25%, 10/15/17, Callable 10/15/13 (b)	607,000	645,696
Exelon Generation Co. LLC, 6.20%, 10/01/17	620,000	729,322
		1,375,018
Total Corporate Bonds (Cost $33,624,797)		35,178,492

Mortgage Derivatives - IO STRIPS — 0.1%
Fannie Mae Interest Strip,
Series 386, Class 1, 5.00%, 11/25/37	247,242	28,169
Series 386, Class 2, 5.00%, 11/25/37 †	198,761	22,083
Total Mortgage Derivatives - IO STRIPS (Cost $131,268)		50,252

See Notes to Financial Statements

American Independence Funds	Schedule of Portfolio Investments
Core Plus Fund	April 30, 2013 (Unaudited)

Security Description	Principal ($)	Value ($)
U.S. Government Agency Pass-Through Securities — 27.8%
Federal Home Loan Mortgage Corporation — 16.2%
1.00%, 9/29/17	2,525,000	2,558,408
3.75%, 3/27/19	2,000,000	2,313,090
6.00%, Pool #J01657, 4/01/21	61,386	67,854
5.00%, Pool #G13255, 7/01/23	708,331	751,946
4.50%, Pool #E02698, 6/01/25	746,577	797,446
2.40%, Pool #846367, 4/01/29, Demand Date 06/01/13 † (a)	7,511	8,026
6.50%, Pool #C00742, 4/01/29	256,680	292,636
7.50%, Pool #G01548, 7/01/32	63,557	78,168
6.00%, Pool #G04457, 5/01/38	242,868	268,628
5.00%, Pool #A89640, 11/01/39	1,075,770	1,186,309
5.50%, Pool #G05903, 3/01/40	673,991	741,140
4.50%, Pool #C03517, 9/01/40	1,111,642	1,191,509
3.50%, Pool #Q08998, 6/01/42	1,490,122	1,586,121
		11,841,281
Federal National Mortgage Association — 9.6%
3.00%, Pool #AJ9355, 1/01/27	1,496,367	1,582,236
3.00%, Pool #AK6784, 3/01/27	1,228,877	1,300,164
4.50%, Pool #MA0776, 6/01/31	660,225	720,466
2.13%, Pool #708318, 6/01/33, Demand Date 06/01/13 † (a)	55,494	58,248
2.48%, Pool #759385, 1/01/34, Demand Date 12/01/13 † (a)	79,510	85,158
2.05%, Pool #776486, 3/01/34, Demand Date 07/01/13 † (a)	82,292	87,668
2.76%, Pool #791523, 7/01/34, Demand Date 06/01/13 † (a)	95,919	103,203
2.08%, Pool #810896, 1/01/35, Demand Date 06/01/13 † (a)	511,617	545,082
5.00%, Pool #735580, 6/01/35	662,498	721,157
5.50%, Pool #AD0110, 4/01/36	399,228	448,235
7.00%, Pool #979909, 5/01/38	80,544	96,107
6.00%, Pool #AD4941, 6/01/40	286,133	314,962
4.00%, Pool #AE0949, 2/01/41	941,749	1,008,618
		7,071,304
Government National Mortgage Association — 2.0%
6.50%, Pool #455165, 7/15/28	222,871	250,816
6.25%, Pool #724720, 4/20/40	44,225	50,827
4.00%, Pool #4853, 11/20/40	1,089,181	1,194,716
		1,496,359
Total U.S. Government Agency Pass-Through Securities (Cost $19,920,332)		20,408,944

U.S. Treasury Obligations — 20.6%
U.S. Treasury Bonds — 6.0%
3.88%, 8/15/40	2,360,000	2,844,539
3.00%, 5/15/42	1,565,000	1,602,658
		4,447,197
U.S. Treasury Notes — 14.6%
4.25%, 11/15/17	250,000	291,153
2.75%, 2/15/19	3,175,000	3,521,770
2.63%, 11/15/20	3,175,000	3,500,933
2.13%, 8/15/21	3,190,000	3,376,417
		10,690,273
Total U.S. Treasury Obligations (Cost $14,533,766)		15,137,470

See Notes to Financial Statements

American Independence Funds	Schedule of Portfolio Investments
Core Plus Fund	April 30, 2013 (Unaudited)

Security Description	Shares	Value ($)
Short-Term Investments — 0.8%
Money Market Fund — 0.8%
Federated Government Obligations Fund, Institutional Shares, 0.01% (d)	563,963	563,963
Total Short-Term Investments (Cost $563,963)		563,963

Total Investments (Cost $70,115,944(e)) — 99.3%		$72,764,387

Other assets in excess of liabilities — 0.7%		547,974

NET ASSETS — 100.0%		$73,312,361

†	Variable or floating rate security. The rate reflected on the Schedule of Portfolio Investments is the rate in effect at 4/30/13.
(a)
The demand date is either (i) that date at which the security next resets its coupon rate or (ii) the put date.  The demand date, and not the stated maturity date, is the date used to determine the average maturity for the fund.

(b)
Represents a restricted security purchase under rule 144A which is exempt from registration under the Securities Act of 1933, as amended. These securities are considered illiquid, the total aggregate value of which is $1,153,196, or 1.57% of net assets.

(c)	Foreign security incorporated outside the United States.
(d)	Represents the 7 day yield at 4/30/13.
(e)	See Notes to Financial Statements for tax unrealized appreciation (depreciation) of securities.

Summary of Abbreviations
IO — Interest Only
REIT — Real Estate Investment Trust
REMIC — Real Estate Mortgage Investment Conduit
STRIPS — Seperately Traded Registered Interest and Principal of Securities.

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Investments at Value	Level 1	Level 2	Level 3	Total
Collateralized Mortgage Obligations	$—	$655,747	$—	$655,747
Commercial Mortgage-Backed Securities	—	769,519	—	769,519
Corporate Bonds	—	35,178,492	—	31,178,492
Mortgage Derivatives - IO STRIPS	—	50,252	—	50,252
U.S. Government Agencies	—	20,408,944	—	20,408,944
U.S. Treasury Obligations	—	15,137,470	—	15,137,470
Short-Term Investments	563,963	—	—	563,963
Total Investments	$563,963	$72,200,424	$—	$72,764,387

See Notes to Financial Statements

American Independence Funds	Schedule of Portfolio Investments
U.S. Inflation-Indexed Fund	April 30, 2013 (Unaudited)

Security Description	Principal ($)	Value ($)
U.S. Treasury Inflation-Indexed Securities — 99.6%
U.S. Treasury Inflation-Indexed Bonds — 31.3%
2.00%, 1/15/26	13,339,574	17,529,041
2.38%, 1/15/27	5,777,719	7,980,023
1.75%, 1/15/28	16,995,339	21,985,069
3.63%, 4/15/28	13,231,069	20,977,449
2.50%, 1/15/29	11,841,931	16,828,497
2.13%, 2/15/40	54,767	79,801
2.13%, 2/15/41	5,517,735	8,086,500
0.75%, 2/15/42	10,313,282	11,209,248
0.63%, 2/15/43	9,338,153	9,778,064
		114,453,692
U.S. Treasury Inflation-Indexed Notes — 68.3%
2.00%, 7/15/14	10,626,464	11,087,217
1.63%, 1/15/15	8,168,496	8,585,220
0.50%, 4/15/15	2,142,040	2,219,689
0.13%, 4/15/16	86,677,618	90,842,218
0.13%, 4/15/17	11,087,507	11,809,924
0.13%, 4/15/18	7,762,186	8,372,248
1.13%, 1/15/21	47,831,232	56,239,054
0.63%, 7/15/21	13,418,424	15,336,843
0.13%, 7/15/22	1,473,593	1,608,519
0.13%, 1/15/23	40,382,888	43,604,070
		249,705,002
Total U.S. Treasury Inflation-Indexed Securities (Cost $358,008,541)		364,158,694

	Shares
Short-Term Investments — 2.3%
Money Market Fund — 2.3%
Dreyfus Cash Management, Institutional Shares, 0.05% (a)	8,387,281	8,387,281
Total Short-Term Investments (Cost $8,387,281)		8,387,281

Total Investments (Cost $366,395,822(b)) — 101.9%		$372,545,975

Liabilities in excess of other assets — (1.9)%		(6,899,506)

NET ASSETS — 100.0%		$365,646,469

(a)	Represents the 7 day yield at 4/30/13.
(b)	See Notes to Financial Statements for tax unrealized appreciation (depreciation) of securities.

See Notes to Financial Statements

American Independence Funds	Schedule of Portfolio Investments
U.S. Inflation-Indexed Fund	April 30, 2013 (Unaudited)

Number of Contracts	Futures Contract	Notional Amount($)	Unrealized Appreciation/ (Depreciation)($)
Futures Contracts — (0.1)%
Futures Contracts Purchased — 0.1%
22	June 2013 2-Year U.S. Treasury Note	4,853,750	2,700
133	June 2013 5-Year U.S. Treasury Note	16,577,203	88,362
49	June 2013 10-Year U.S. Treasury Note	6,534,609	84,106
			175,168
Futures Contracts Sold— (0.2)%
(93)	June 2013 Ultra Long Term U.S. Treasury Bond	(15,283,969)	(488,464)
(53)	June 2013 Long U.S. Treasury Bond	(7,863,875)	(70,434)
			(558,898)
			(383,730)

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Investments at Value	Level 1	Level 2	Level 3	Total
U.S. Treasury Inflation-Indexed Securities	$—	$364,158,694	$—	$364,158,694
Short-Term Investments	8,387,281	—	—	8,387,281
Total Investments	$8,387,281	$364,158,694	$—	$372,545,975

Other Financial Instruments*	Level 1	Level 2	Level 3	Total
Futures Contracts Purchased	$175,168	$—	$—	$175,168
Futures Contracts Sold	(558,898)	—	—	(558,898)
Total Other Financial Instruments	$(383,730)	$—	$—	$(383,730)

* Other financial instruments are derivative instruments not reflected in total investments. Amounts shown represent unrealized appreciation/ depreciation.

See Notes to Financial Statements

American Independence Funds	Schedule of Portfolio Investments
Fusion Fund	April 30, 2013 (Unaudited)

Security Description	Shares	Value ($)
Common Stocks — 50.6%
Consumer Discretionary — 7.8%
Comcast Corp., Class A	3,250	134,225
G-III Apparel Group, Ltd. (a)	3,500	142,310
Macy's, Inc.	1,850	82,510
PVH Corp.	750	86,557
Sally Beauty Holdings, Inc. (a)	1,950	58,617
		504,219
Energy — 8.5%
Devon Energy Corp.	500	27,530
Kinder Morgan, Inc.	4,700	183,770
Royal Dutch Shell PLC, Class A - ADR (b)	2,700	183,519
Schlumberger Ltd. (b)	2,050	152,581
		547,400
Financials — 9.0%
American International Group, Inc. (a)	3,150	130,473
Annaly Capital Management, Inc.	6,950	178,545
JPMorgan Chase & Co.	1,700	83,317
Morgan Stanley	2,850	63,128
PNC Financial Services Group, Inc.	900	61,092
U.S. Bancorp	2,050	68,224
		584,779
Health Care — 11.7%
Abbott Laboratories	2,850	105,222
AbbVie, Inc.	3,300	151,965
Gilead Sciences, Inc. (a)	2,200	111,408
Johnson & Johnson	2,000	170,460
Medtronic, Inc.	1,850	86,358
Merck & Co., Inc.	1,000	47,000
Pfizer, Inc.	1,900	55,233
Stemline Therapeutics, Inc. (a)	1,900	27,246
		754,892
Information Technology — 9.3%
Apple, Inc.	550	243,512
Cognizant Technology Solutions Corp., Class A (a)	1,850	119,880
GT Advanced Technologies, Inc. (a)	5,000	19,650
Hewlett-Packard Co.	3,200	65,920
Intel Corp.	4,850	116,158
Marvell Technology Group, Ltd. (b)	3,400	36,584
		601,704
Materials — 2.2%
Agnico-Eagle Mines, Ltd. (b)	1,100	35,519
Freeport-McMoRan Copper & Gold, Inc.	3,550	108,027
		143,546
Telecommunication Services — 1.7%
Vodafone Group PLC - ADR (b)	3,600	110,124

Utilities — 0.4%
CenterPoint Energy, Inc.	1,200	29,616
Total Common Stocks (Cost $2,938,211)		3,276,280

See Notes to Financial Statements

American Independence Funds	Schedule of Portfolio Investments
Fusion Fund	April 30, 2013 (Unaudited)

	Contracts
Equity Options — 0.1%
Call Option — 0.0%
Apple, Inc. 5/18/13 Exercise Price $450.00 (a)	1	643

Put Options — 0.1%
AbbVie Inc. 5/18/13 Exercise Price $42.50 (a)	33	330
Amazon Inc. 5/18/13 Exercise Price $240.00 (a)	4	744
SPDR S&P 500 ETF Trust 5/18/13 Exercise Price $154.00 (a)	36	1,296
SPDR S&P 500 ETF Trust 5/18/13 Exercise Price $155.00 (a)	17	816
Yum! Brands, Inc. 6/22/13 Exercise Price $60.00 (a)	9	279
		3,465
Total Equity Options (Cost $11,967)		4,108

	Shares
Investment Companies — 5.4%
iShares MSCI Brazil Index Fund	700	38,605
Market Vectors Brazil Small-Cap ETF	2,150	86,172
Market Vectors Gold Miners ETF	250	7,590
Market Vectors Russia ETF	950	25,403
Powershares QQQ Trust Series 1	300	21,219
SPDR Gold Trust (a)	950	135,632
Templeton Russia and East European Fund, Inc.	2,400	34,896
Total Investment Companies (Cost $367,972)		349,517

Short-Term Investments — 45.5%
Money Market Funds — 45.5%
Dreyfus Government Cash Management, Institutional Shares, 0.01% (c)	2,942,202	2,942,202
Total Short-Term Investments (Cost $2,942,202)		2,942,202

Total Investments (Cost $6,260,352(d)) — 101.6%		$6,572,107

Segregated Cash With Brokers — 10.4%		671,278

Total Securities Sold Short (Proceeds $737,489(d)) — (12.1)%		(785,164)

Other assets in excess of liabilities — 0.1%		9,127

NET ASSETS — 100.0%		$6,467,348

SECURITIES SOLD SHORT: Common Stocks — (2.2)%
Consumer Discretionary — (1.7)%
Amazon.com, Inc. (a)	(110)	(27,919)
McDonald's Corp.	(150)	(15,321)
Tiffany & Co.	(450)	(33,156)
Yum! Brands, Inc.	(500)	(34,060)
		(110,456)
Telecommunication Services — (0.5)%
Verizon Communications, Inc.	(600)	(32,346)
Total Common Stocks (Proceeds $(135,500))		(142,802)

See Notes to Financial Statements

American Independence Funds	Schedule of Portfolio Investments
Fusion Fund	April 30, 2013 (Unaudited)

Security Description	Contracts	Value ($)
Equity Options — 0.0% (e)
Call Options — 0.0% (e)
AbbVie Inc. 5/18/13, Exercise Price $45.00 (a)	(5)	(780)
Energy Select Sector 5/18/13 Exercise Price $77.00 (a)	(8)	(1,536)
Total Equity Options (Proceeds $(1,979))		(2,316)

	Shares
Investment Companies — (9.9)%
Energy Select Sector SPDR Fund	(1,600)	(125,232)
Guggenheim S&P 500 Equal Weight ETF	(4,200)	(254,730)
iShares Russell 2000 Index Fund	(1,400)	(131,796)
iShares S&P 500 Index Fund	(800)	(128,288)
Total Investment Companies (Proceeds $(600,010))		(640,046)

Total Securities Sold Short (Proceeds $(737,489)) — (12.1)%		$(785,164)

(a)	Non-income producing security.
(b)	Foreign security incorporated outside the United States.
(c)	Represents the 7 day yield at 4/30/13.
(d)	See Notes to Financial Statements for tax unrealized appreciation (depreciation) of securities.
(e)	Rounds to less than 0.05%.

Summary of Abbreviations
ADR — American Depositary Receipt
ETF — Exchange-Traded Fund

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Long Positions
Investments at Value	Level 1	Level 2	Level 3	Total
Common Stocks	$3,276,280	$—	$—	$3,276,280
Equity Options	4,108	—	—	4,108
Investment Companies	349,517	—	—	349,517
Short-Term Investments	2,942,202	—	—	2,942,202
Total Investments	$6,572,107	$—	$—	$6,572,107

Short Positions
Investments at Value	Level 1	Level 2	Level 3	Total
Common Stocks	$(142,802)	$—	$—	$(142,802)
Equity Options	(2,316)	—	—	(2,316)
Investment Companies	(640,046)	—	—	(640,046)
Total Investments	$(785,164)	$—	$—	$(785,164)

See Notes to Financial Statements

American Independence Funds	Schedule of Portfolio Investments
Dynamic Conservative Plus Fund	April 30, 2013 (Unaudited)

Security Description	Shares	Value ($)
Investment Companies — 95.0%
iShares Barclays 20+ Year Treasury Bond Fund	399	49,081
iShares Barclays 3-7 Year Treasury Bond Fund	1,190	147,703
iShares Barclays 7-10 Year Treasury Bond Fund	452	49,191
iShares Barclays MBS Bond Fund	2,274	246,320
iShares Gold Trust (a)	6,948	99,704
iShares iBoxx $High Yield Corporate Bond Fund	1,032	98,917
iShares iBoxx Investment Grade Corporate Bond Fund	1,207	147,411
iShares JPMorgan USD Emerging Markets Bond Fund	1,225	148,715
iShares MSCI Japan Index Fund	17,056	199,555
Market Vectors Agribusiness ETF	5,536	300,383
Market Vectors Emerging Markets Local Currency Bond ETF	3,592	99,103
SPDR Barclays Convertible Securities ETF	9,204	395,864
SPDR Barclays International Treasury Bond ETF	2,489	149,265
SPDR DB International Government Inflation-Protected Bond ETF	3,885	247,785
SPDR Energy Select Sector Fund	9,563	748,496
SPDR S&P 500 ETF Trust	4,938	788,500
Vanguard MSCI Emerging Markets ETF	9,201	402,636
Vanguard MSCI European ETF	8,757	449,760
Vanguard REIT ETF	3,996	300,819
Total Investment Companies (Cost $4,972,689)		5,069,208

Short-Term Investments — 6.1%
Money Market Fund — 6.1%
Federated Treasury Obligations Fund, Institutional Shares, 0.01% (b)	324,693	324,693
Total Short-Term Investments (Cost $324,693)		324,693

Total Investments (Cost $5,297,382(c)) — 101.1%		$5,393,901

Liabilities in excess of other assets — (1.1)%		(60,543)

NET ASSETS — 100.0%		$5,333,358

(a)	Non-income producing security.
(b)	Represents the 7 day yield at 4/30/13.
(c)	See Notes to Financial Statements for tax unrealized appreciation (depreciation) of securities.

Summary of Abbreviations
ETF — Exchange-Traded Fund
REIT — Real Estate Investment Trust

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Investments at Value	Level 1	Level 2	Level 3	Total
Investment Companies	$5,069,208	$—	$—	$5,069,208
Short-Term Investments	324,693	—	—	324,693
Total Investments	$5,393,901	$—	$—	$5,393,901

See Notes to Financial Statements

American Independence Funds
Statements of Assets and Liabilities
April 30, 2013 (Unaudited)

	Stock Fund	International Alpha Strategies Fund	Kansas Tax-Exempt Bond Fund	Strategic Income Fund
Assets
Investments, at cost	$146,971,623	$49,690,919	$304,575,551	$75,947,603
Investments, at value	$164,875,832	$56,947,900	$322,468,773	$75,657,007
Foreign currency, at value (cost at $0, $121,517, $0 and $0, respectively)	—	122,540	—	—
Interest and dividends receivable	221,048	222,940	3,306,610	333,277
Receivable for capital shares issued	96,233	300	586,585	26,579
Reclaims receivable	—	82,504	—	—
Prepaid expenses	8,615	1,391	6,996	1,313
Total assets	$165,201,728	$57,377,575	$326,368,964	$76,018,176

Liabilities
Distributions payable	$—	$—	$752,936	$33,201
Payable for investments purchased	—	—	2,996,009	999,290
Payable for capital shares redeemed	492,451	106,639	285,457	14,673
Accrued expenses and other payables:
Investment advisory	48,063	20,496	62,180	3,706
Administration	26,401	15,470	50,353	16,119
Distribution and Service	63,862	157	4,008	—
Fund Accounting	3,381	4,040	7,722	3,046
Trustees	1,326	1,675	1,513	419
Other	80,147	16,878	28,570	19,717
Total liabilities	715,631	165,355	4,188,748	1,090,171
Net Assets	$164,486,097	$57,212,220	$322,180,216	$74,928,005

Composition of Net Assets
Capital	$128,328,502	$50,208,362	$304,994,698	$84,702,802
Accumulated (distributions in excess of) net investment income	272,231	710,419	74,638	(19,843)
Accumulated net realized gains (losses) from investment transactions	17,981,155	(962,718)	(782,342)	(9,464,358)
Net unrealized appreciation (depreciation)	17,904,209	7,256,157	17,893,222	(290,596)
Net Assets	$164,486,097	$57,212,220	$322,180,216	$74,928,005

Net Assets By Share Class
Institutional Class Shares	$138,507,534	$57,059,114	$309,503,224	$74,800,326
Class A Shares	17,321,862	153,106	10,622,101	127,679
Class C Shares	8,656,701	—	2,054,891	—
Net Assets	$164,486,097	$57,212,220	$322,180,216	$74,928,005

Shares Outstanding (unlimited number of shares authorized @ $0.001 par value)
Institutional Class Shares	9,619,035	4,627,415	27,516,536	7,331,300
Class A Shares	1,216,255	12,559	944,199	12,533
Class C Shares	599,049	—	182,684	—

Net Asset Value, Offering Price and Redemption Price per share
Institutional Class Shares	$14.40	$12.33	$11.25	$10.20
Class A Shares	$14.24	$12.19	$11.25	$10.19
Class C Shares	$14.45	$—	$11.25	$—

Maximum Sales Charge
Class A Shares	5.75%	5.75%	4.25%	2.25%
Class C Shares	1.00%	N/A	1.00%	N/A

Maximum Offering Price per share (Net Asset Value/(100% minus maximum sales charge), adjusted to the nearest cent)
Class A Shares	$15.11	$12.93	$11.75	$10.42

*	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See Notes to Financial Statements

American Independence Funds
Statements of Assets and Liabilities – (continued)
April 30, 2013 (Unaudited)

	Core Plus Fund	U.S. Inflation-Indexed Fund	Fusion Fund	Dynamic Conservative Plus Fund
Assets
Investments, at cost	$70,115,944	$366,395,822	$6,248,385	$5,297,382
Investments, at value	$72,764,387	$372,545,975	$6,567,999	$5,393,901
Options, at value (cost at $0, $0, $11,967 and $0, respectively)	—	—	4,108	—
Collateral held at broker	—	530,000	671,278	—
Interest and dividends receivable	634,910	671,020	4,861	6
Receivable for capital shares issued	16,255	335,040	125	5,061
Receivable for investments sold	—	1,518,889	84,475	45,194
Receivable from Investment Adviser	8,342	—	—	408
Variation margin (See Note 8)	—	40,836	—	—
Prepaid expenses	2,666	26,418	3,802	6,613
Total assets	$73,426,560	$375,668,178	$7,336,648	$5,451,183

Liabilities
Securities sold short, at value (proceeds at $0, $0, $735,510 and $0, respectively)	$—	$—	$782,848	$—
Options written, at value (proceeds at $0, $0, $1,979 and $0, respectively)	—	—	2,316	—
Distributions payable	68,436	—	—	—
Payable for investments purchased	—	4,180,655	63,428	22,289
Payable for capital shares redeemed	12,816	5,704,750	44	24,567
Accrued expenses and other payables:
Investment advisory	—	2,769	4,012	—
Administration	10,877	41,574	888	565
Distribution and Service	493	33,105	442	311
Fund Accounting	3,792	5,479	2,428	2,413
Trustees	1,717	1,994	370	129
Other	16,068	51,383	12,524	67,551
Total liabilities	114,199	10,021,709	869,300	117,825
Net Assets	$73,312,361	$365,646,469	$6,467,348	$5,333,358

Composition of Net Assets
Capital	$70,316,074	$353,944,035	$6,774,009	$10,677,628
Accumulated (distributions in excess of) net investment income	(114,390)	(63,040)	(36,383)	(139,051)
Accumulated net realized gains (losses) from investment transactions	462,234	5,999,052	(534,358)	(5,301,738)
Net unrealized appreciation (depreciation)	2,648,443	5,766,422	264,080	96,519
Net Assets	$73,312,361	$365,646,469	$6,467,348	$5,333,358

Net Assets By Share Class
Institutional Class Shares	$71,862,491	$334,013,581	$5,121,734	$1,991,605
Premier Class Shares	—	1,322	—	—
Class A Shares	1,449,870	25,551,380	1,345,614	3,341,753
Class C Shares	—	6,080,186	—	—
Net Assets	$73,312,361	$365,646,469	$6,467,348	$5,333,358

Shares Outstanding (unlimited number of shares authorized @ $0.001 par value)
Institutional Class Shares	6,390,990	29,663,845	240,870	202,613
Premier Class Shares	—	117	—	—
Class A Shares	128,021	2,262,163	63,910	342,850
Class C Shares	—	545,326	—	—

Net Asset Value, Offering Price and Redemption Price per share
Institutional Class Shares	$11.24	$11.26	$21.26	$9.83
Premier Class Shares	$—	$11.26	$—	$—
Class A Shares	$11.33	$11.30	$21.05	$9.75
Class C Shares	$—	$11.15	$—	$—

Maximum Sales Charge
Class A Shares	4.25%	4.25%	5.75%	4.25%
Class C Shares	N/A	1.00%	N/A	N/A

Maximum Offering Price per share (Net Asset Value/(100% minus maximum sales charge), adjusted to the nearest cent)
Class A Shares	$11.83	$11.80	$22.33	$10.18

*	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See Notes to Financial Statements

American Independence Funds
Statements of Operations
For the Six Months Ended April 30, 2013 (Unaudited)

	Stock Fund	International Alpha Strategies Fund	Kansas Tax-Exempt Bond Fund	Strategic Income Fund
Investment Income:
Dividend	$1,609,109	$1,167,990	$4,261	$555
Interest	—	—	5,748,010	497,379
Foreign tax withholding	(66,793)	(109,213)	—	—
Total Investment Income	1,542,316	1,058,777	5,752,271	497,934

Expenses:
Investment advisory	781,000	226,038	469,674	150,488
Administration	97,625	34,882	195,697	47,028
Distribution - Class A Shares	21,474	159	13,166	190
Distribution - Class C Shares	32,424	—	8,072	—
Service - Class A Shares	21,474	159	13,166	190
Service - Class C Shares	10,808	—	2,691	—
Accounting	20,465	24,205	51,219	24,087
Audit expenses	8,364	9,239	10,252	9,466
Compliance services	8,293	5,216	12,835	5,759
Custodian	16,607	28,750	31,479	6,453
Legal expenses	8,033	2,880	15,507	3,766
Shareholder Reporting	11,820	1,874	3,344	2,333
State registration expenses	20,482	10,199	19,001	11,844
Transfer Agent	136,379	8,574	13,106	7,696
Trustees	7,854	2,228	15,547	3,735
Insurance	5,150	1,804	10,288	2,227
Other	4,221	8,852	5,347	1,611
Total expenses before fee reductions	1,212,473	365,059	890,391	276,873
Expenses reduced by: Adviser	(220,333)	(99,635)	(101,818)	(107,889)
Distributor	(15,751)	—	(5,793)	(190)
Net Expenses	976,389	265,424	782,780	168,794

Net Investment Income (Loss)	565,927	793,353	4,969,491	329,140

Realized and unrealized gains (losses) on investments, futures, options, and foreign currency transactions:
Net realized gains from investment transactions	18,258,073	2,374,811	54,423	245,966
Net realized loss from foreign currency transactions	—	(109,250)	—	—
Net change in unrealized appreciation/depreciation from investments	166,469	4,400,574	(759,612)	(156,064)
Net change in unrealized appreciation/depreciation from foreign currency translation	—	(7,340)	—	—
Net realized and unrealized gains (losses)	18,424,542	6,658,795	(705,189)	89,902

Net Increase in Net Assets Resulting from Operations	$18,990,469	$7,452,148	$4,264,302	$419,042

See Notes to Financial Statements

American Independence Funds
Statements of Operations – (continued)
For the Six Months Ended April 30, 2013 (Unaudited)

		Core Plus Fund	U.S. Inflation-Indexed Fund	Fusion Fund	Dynamic Conservative Plus Fund
	Investment Income:
	Dividend	$109	$2,673	$46,445	$50,424
	Interest	1,060,855	1,463,799	—	11,032
	Foreign tax withholding	—	—	(564)	—
	Total Investment Income	1,060,964	1,466,472	45,881	61,456

	Expenses:
	Investment advisory	149,324	758,116	44,406	17,290
	Administration	46,664	236,911	3,965	4,322
	Distribution - Class A Shares	1,797	30,665	818	2,762
	Distribution - Class C Shares	—	22,668	—	—
	Service - Class A Shares	1,797	30,665	818	5,018
	Service - Class C Shares	—	7,556	—	—
	Accounting	24,011	29,652	15,850	15,322
	Audit expenses	9,651	10,131	8,601	7,988
	Compliance services	5,723	15,178	4,116	3,714
	Custodian	7,554	24,538	3,265	1,119
	Legal expenses	2,824	19,132	252	263
	Shareholder Reporting	1,757	6,312	3,868	4,674
	State registration expenses	9,173	21,600	3,425	6,024
	Transfer Agent	7,762	85,808	14,638	47,201
	Trustees	3,177	19,431	161	413
	Insurance	2,274	12,423	21	720
	Other	2,292	8,195	1,995	1,135
	Total expenses before fee reductions	275,780	1,338,981	106,199	117,965
Expenses increased by:	Dividend expense on securities sold short	—	—	8,416	—
	Interest expense on securities sold short	—	—	3,771	—
Expenses reduced by:	Adviser	(119,166)	(642,484)	(44,296)	(71,774)
	Distributor	(1,079)	(6,133)	—	(1,657)
	Net Expenses	155,535	690,364	74,090	44,534

	Net Investment Income (Loss)	905,429	776,108	(28,209)	16,922

	Realized and unrealized gains (losses) on investments, futures, options, and foreign currency transactions:
	Net realized gains from investment transactions	465,079	6,655,830	91,976	76,875
	Net realized gain (loss) from securities sold short transactions	—	—	(63,718)	180
	Net realized gain from futures contracts	—	801,277	—	—
	Net realized gains (loss) from options transactions	—	—	(25,562)	—
	Net change in unrealized appreciation/depreciation from investments	(348,645)	(7,511,887)	220,894	126,063
	Net change in unrealized appreciation/depreciation from securities sold short	—	—	(45,625)	—
	Net change in unrealized appreciation/depreciation from options contracts	—	—	(6,030)	—
	Net change in unrealized appreciation/depreciation from futures contracts	—	(318,394)	—	—
	Net realized and unrealized gains (losses)	116,434	(373,174)	171,935	203,118

	Net Increase in Net Assets Resulting from Operations	$1,021,863	$402,934	$143,726	$220,040

See Notes to Financial Statements

American Independence Funds
Statements of Changes in Net Assets

	Stock Fund		International Alpha Strategies Fund
	For the Six Months Ended April 30, 2013 (Unaudited)	For the Year Ended October 31, 2012	For the Six Months Ended April 30, 2013 (Unaudited)	For the Year Ended October 31, 2012
Investment Operations:
Net investment income	$565,927	$887,746	$793,353	$1,442,363
Net realized gains (losses)	18,258,073	21,680,755	2,265,561	(1,532,646)
Net change in unrealized appreciation/depreciation	166,469	(5,291,935)	4,393,234	3,144,563
Net increase in net assets resulting from operations	18,990,469	17,276,566	7,452,148	3,054,280

Distributions:
From net investment income:
Institutional Class Shares	(688,157)	(574,839)	(1,555,188)	(714,400)
Class A Shares	(84,101)	(34,205)	(2,358)	(1,490)
Class C Shares	(31,472)	—	—	—
From net realized gains:
Institutional Class Shares	(17,811,514)	(1,589,606)	—	—
Class A Shares	(2,451,031)	(280,972)	—	—
Class C Shares	(1,174,912)	(147,021)	—	—
Decrease in net assets from distributions	(22,241,187)	(2,626,643)	(1,557,546)	(715,890)

Net increase (decrease) in net assets from capital transactions	13,421,084	(15,954,181)	(3,940,549)	2,618,121
Total increase (decrease) in net assets	10,170,366	(1,304,258)	1,954,053	4,956,511

Net Assets:
Beginning of period	154,315,731	155,619,989	55,258,167	50,301,656
End of period	$164,486,097	$154,315,731	$57,212,220	$55,258,167
Accumulated (distributions in excess of) net investment income	272,231	510,034	710,419	1,474,612

Capital Transactions:
Institutional Class Shares
Proceeds from shares issued	$16,875,254	$23,202,881	$3,339,149	$10,519,525
Dividends reinvested	16,008,062	1,755,894	588,853	278,103
Cost of shares redeemed	(18,676,805)	(32,731,384)	(7,919,826)	(8,128,271)
Institutional Class Shares capital transactions	14,206,511	(7,772,609)	(3,991,824)	2,669,357

Class A Shares
Proceeds from shares issued	1,921,280	6,913,557	92,621	51,415
Dividends reinvested	2,201,478	290,559	2,358	1,490
Cost of shares redeemed	(4,647,269)	(12,074,891)	(43,704)	(104,141)
Class A Shares capital transactions	(524,511)	(4,870,775)	51,275	(51,236)

Class C Shares
Proceeds from shares issued	435,642	1,617,787	—	—
Dividends reinvested	1,176,208	144,283	—	—
Cost of shares redeemed	(1,872,766)	(5,072,867)	—	—
Class C Shares capital transactions	(260,916)	(3,310,797)	—	—

Net increase (decrease) in net assets from capital transactions	$13,421,084	$(15,954,181)	$(3,940,549)	$2,618,121

Share Transactions:
Institutional Class Shares
Issued	1,201,341	1,652,286	286,688	1,014,741
Reinvested	1,239,014	135,202	51,745	28,063
Redeemed	(1,341,437)	(2,303,847)	(681,355)	(759,712)
Change in Institutional Class Shares	1,098,918	(516,359)	(342,922)	283,092

Class A Shares
Issued	139,248	484,066	8,189	4,836
Reinvested	172,125	22,574	209	151
Redeemed	(337,822)	(855,091)	(3,958)	(10,397)
Change in Class A Shares	(26,449)	(348,451)	4,440	(5,410)

Class C Shares
Issued	31,522	113,530	—	—
Reinvested	90,544	11,014	—	—
Redeemed	(132,301)	(349,381)	—	—
Change in Class C Shares	(10,235)	(224,837)	—	—

See Notes to Financial Statements

American Independence Funds
Statements of Changes in Net Assets - (continued)

	Kansas Tax-Exempt Bond Fund		Strategic Income Fund
	For the Six Months Ended April 30, 2013 (Unaudited)	For the Year Ended October 31, 2012	For the Six Months Ended April 30, 2013 (Unaudited)	For the Year Ended October 31, 2012
Investment Operations:
Net investment income	$4,969,491	$9,845,136	$329,140	$686,558
Net realized gains	54,423	247,458	245,966	160,460
Net change in unrealized appreciation/depreciation	(759,612)	8,478,508	(156,064)	726,153
Net increase in net assets resulting from operations	4,264,302	18,571,102	419,042	1,573,171

Distributions:
From net investment income:
Institutional Class Shares	(4,798,153)	(9,519,240)	(517,309)	(976,972)
Class A Shares	(147,683)	(282,081)	(857)	(906)
Class C Shares	(23,655)	(43,814)	—	—
Decrease in net assets from distributions	(4,969,491)	(9,845,135)	(518,166)	(977,878)

Net increase (decrease) in net assets from capital transactions	6,478,105	22,258,121	(1,953,216)	(19,125,619)
Total increase (decrease) in net assets	5,772,916	30,984,088	(2,052,340)	(18,530,326)

Net Assets:
Beginning of period	316,407,300	285,423,212	76,980,345	95,510,671
End of period	$322,180,216	$316,407,300	$74,928,005	$76,980,345
Accumulated (distributions in excess of) net investment income	74,638	74,638	(19,843)	169,183

Capital Transactions:
Institutional Class Shares
Proceeds from shares issued	$28,059,095	$58,455,956	$8,288,185	$21,963,601
Dividends reinvested	216,675	360,392	307,452	555,100
Cost of shares redeemed	(21,758,642)	(38,156,630)	(10,487,500)	(41,820,877)
Institutional Class Shares capital transactions	6,517,128	20,659,718	(1,891,863)	(19,302,176)

Class A Shares
Proceeds from shares issued	248,088	1,260,532	825	276,544
Dividends reinvested	117,486	239,498	837	843
Cost of shares redeemed	(235,734)	(506,119)	(63,015)	(100,830)
Class A Shares capital transactions	129,840	993,911	(61,353)	176,557

Class C Shares
Proceeds from shares issued	27,500	1,100,469	—	—
Dividends reinvested	19,150	28,083	—	—
Cost of shares redeemed	(215,513)	(524,060)	—	—
Class C Shares capital transactions	(168,863)	604,492	—	—

Net increase (decrease) in net assets from capital transactions	$6,478,105	$22,258,121	$(1,953,216)	$(19,125,619)

Share Transactions:
Institutional Class Shares
Issued	2,493,333	5,232,131	812,706	2,159,261
Reinvested	19,235	32,171	30,157	54,551
Redeemed	(1,927,981)	(3,417,016)	(1,028,427)	(4,131,755)
Change in Institutional Class Shares	584,587	1,847,286	(185,564)	(1,917,943)

Class A Shares
Issued	22,009	112,446	81	27,252
Reinvested	10,427	21,363	82	83
Redeemed	(20,959)	(45,370)	(6,193)	(9,944)
Change in Class A Shares	11,477	88,439	(6,030)	17,391

Class C Shares
Issued	2,445	98,262	—	—
Reinvested	1,699	2,502	—	—
Redeemed	(19,165)	(46,754)	—	—
Change in Class C Shares	(15,021)	54,010	—	—

See Notes to Financial Statements

American Independence Funds
Statements of Changes in Net Assets - (continued)

	Core Plus Fund		U.S. Inflation-Indexed Fund
	For the Six Months Ended April 30, 2013 (Unaudited)	For the Year Ended October 31, 2012	For the Six Months Ended April 30, 2013 (Unaudited)	For the Year Ended October 31, 2012
Investment Operations:
Net investment income	$905,429	$1,923,866	$776,108	$2,741,046
Net realized gains	465,079	1,173,371	7,457,107	16,607,262
Net change in unrealized appreciation/depreciation	(348,645)	1,171,004	(7,830,281)	5,864,197
Net increase in net assets resulting from operations	1,021,863	4,268,241	402,934	25,212,505
Distributions:
From net investment income:
Institutional Class Shares	(1,005,795)	(2,173,320)	(782,385)	(3,181,823)
Class A Shares	(17,265)	(28,857)	(48,892)	(111,996)
Class C Shares	—	—	(7,871)	(12,685)
From net realized gains:
Institutional Class Shares	(521,936)	—	(15,542,511)	(13,910,585)
Class A Shares	(10,037)	—	(1,015,216)	(751,566)
Class C Shares	—	—	(255,463)	(267,583)
Decrease in net assets from distributions	(1,555,033)	(2,202,177)	(17,652,338)	(18,236,238)
Net increase (decrease) in net assets from capital transactions	(2,911,066)	3,909,586	(6,929,287)	116,722,891
Total increase (decrease) in net assets	(3,444,236)	5,975,650	(24,178,691)	123,699,158
Net Assets:
Beginning of period	76,756,597	70,780,947	389,825,160	266,126,002
End of period	$73,312,361	$76,756,597	$365,646,469	$389,825,160
Accumulated (distributions in excess of) net investment income	(114,390)	3,241	(63,040)	—
Capital Transactions:
Institutional Class Shares
Proceeds from shares issued	$6,412,284	$15,481,087	$41,742,742	$145,924,967
Dividends reinvested	994,362	1,215,356	15,701,710	16,517,492
Cost of shares redeemed	(10,255,890)	(14,163,008)	(64,744,009)	(60,495,321)
Institutional Class Shares capital transactions	(2,849,244)	2,533,435	(7,299,557)	101,947,138
Premier Class Shares
Proceeds from shares issued	—	—	1,318	—
Premier Class Shares capital transactions	—	—	1,318	—
Class A Shares
Proceeds from shares issued	2,207	1,400,190	9,233,480	26,828,655
Dividends reinvested	27,125	27,288	1,005,892	760,306
Cost of shares redeemed	(91,154)	(51,327)	(10,539,185)	(13,653,472)
Class A Shares capital transactions	(61,822)	1,376,151	(299,813)	13,935,489
Class C Shares
Proceeds from shares issued	—	—	955,663	1,179,460
Dividends reinvested	—	—	244,719	270,977
Cost of shares redeemed	—	—	(531,617)	(610,173)
Class C Shares capital transactions	—	—	668,765	840,264
Net increase (decrease) in net assets from capital transactions	$(2,911,066)	$3,909,586	$(6,929,287)	$116,722,891
Share Transactions:
Institutional Class Shares
Issued	572,124	1,383,609	3,688,547	12,841,094
Reinvested	88,618	108,652	1,387,798	1,471,281
Redeemed	(915,010)	(1,269,107)	(5,730,480)	(5,285,630)
Change in Institutional Class Shares	(254,268)	223,154	(654,135)	9,026,745
Premier Class Shares
Issued	—	—	117	—
Change in Premier Class Shares	—	—	117	—
Class A Shares
Issued	195	125,838	809,558	2,331,912
Reinvested	2,401	2,414	88,447	67,467
Redeemed	(8,011)	(4,577)	(907,355)	(1,187,551)
Change in Class A Shares	(5,415)	123,675	(9,350)	1,211,828
Class C Shares
Issued	—	—	85,344	103,391
Reinvested	—	—	21,793	24,328
Redeemed	—	—	(47,679)	(53,061)
Change in Class C Shares	—	—	59,458	74,658

See Notes to Financial Statements

American Independence Funds
Statements of Changes in Net Assets - (continued)

	Fusion Fund		Dynamic Conservative Plus Fund
	For the Six Months Ended April 30, 2013 (Unaudited)	For the Year Ended October 31, 2012	For the Six Months Ended April 30, 2013 (Unaudited)	For the Year Ended October 31, 2012
Investment Operations:
Net investment income (loss)	$(28,209)	$(9,703)	$16,922	$(180,829)
Net realized gains (losses)	2,696	(155,342)	77,055	(306,296)
Net change in unrealized appreciation/depreciation	169,239	132,919	126,063	(150,180)
Net increase (decrease) in net assets resulting from operations	143,726	(32,126)	220,040	(637,305)

Distributions:
From net investment income:
Institutional Class Shares	—	—	—	(5,025)
Decrease in net assets from distributions	—	—	—	(5,025)

Net increase (decrease) in net assets from capital transactions	(193,209)	559,186	(5,116,484)	(28,312,489)
Total increase (decrease) in net assets	(49,483)	527,060	(4,896,444)	(28,954,819)

Net Assets:
Beginning of period	6,516,831	5,990,180	10,229,802	39,184,621
End of period	$6,467,348	$6,516,831	$5,333,358	$10,229,802
Accumulated (distributions in excess of) net investment income	(36,383)	(9,703)	(139,051)	(184,073)

Capital Transactions:
Institutional Class Shares
Proceeds from shares issued	$209,014	$5,598,076	$178,648	$4,044,486
Dividends reinvested	—	—	—	3,646
Cost of shares redeemed	(1,172,427)	(5,608,302)	(3,010,997)	(22,903,656)
Institutional Class Shares capital transactions	(963,413)	(10,226)	(2,832,349)	(18,855,524)

Class A Shares
Proceeds from shares issued	819,946	597,181	42,882	1,647,128
Dividends reinvested	—	—	—	—
Cost of shares redeemed	(49,742)	(27,769)	(2,327,017)	(11,104,093)
Class A Shares capital transactions	770,204	569,412	(2,284,135)	(9,456,965)

Net increase (decrease) in net assets from capital transactions	$(193,209)	$559,186	$(5,116,484)	$(28,312,489)

Share Transactions:
Institutional Class Shares
Issued	10,105	271,144	18,620	417,760
Reinvested	—	—	—	378
Redeemed	(55,912)	(292,260)	(315,513)	(2,398,519)
Change in Institutional Class Shares	(45,807)	(21,116)	(296,893)	(1,980,381)

Class A Shares
Issued	39,078	28,506	4,504	171,567
Reinvested	—	—	—	—
Redeemed	(2,396)	(1,334)	(246,285)	(1,163,972)
Change in Class A Shares	36,682	27,172	(241,781)	(992,405)

See Notes to Financial Statements

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American Independence Funds
Financial Highlights
Selected data for a share outstanding throughout the period indicated.

	Per Share Data
		Investment Operations			Distributions From
	Net Asset Value, Beginning of Period	Net investment income (loss)	Net realized and unrealized gains (losses)	Increase (Decrease) from operations	Net investment income	Net realized gains	Total Distributions	Net Asset Value, End of Period
Stock Fund

Institutional Class Shares
For the six months ended
4/30/2013 (unaudited)	$14.89	$0.05	$1.61	$1.66	$(0.07)	$(2.08)	$(2.15)	$14.40
For the year ended
10/31/2012	$13.58	$0.10	$1.45	$1.55	$(0.06)	$(0.18)	$(0.24)	$14.89
10/31/2011	$14.14	$0.06	$0.28	$0.34	$(0.04)	$(0.86)	$(0.90)	$13.58
10/31/2010	$11.93	$0.06	$2.26	$2.32	$(0.11)	$—	$(0.11)	$14.14
10/31/2009	$11.01	$0.11	$1.07	$1.18	$(0.26)	$—	$(0.26)	$11.93
10/31/2008	$17.29	$0.30	$(3.47)	$(3.17)	$(0.32)	$(2.79)	$(3.11)	$11.01

Class A Shares
For the six months ended
4/30/2013 (unaudited)	$14.76	$0.03	$1.59	$1.62	$(0.06)	$(2.08)	$(2.14)	$14.24
For the year ended
10/31/2012	$13.47	$0.07	$1.42	$1.49	$(0.02)	$(0.18)	$(0.20)	$14.76
10/31/2011	$14.04	$0.01	$0.30	$0.31	$(0.02)	$(0.86)	$(0.88)	$13.47
10/31/2010	$11.85	$0.01	$2.26	$2.27	$(0.08)	$—	$(0.08)	$14.04
10/31/2009	$10.93	$0.14	$0.99	$1.13	$(0.21)	$—	$(0.21)	$11.85
10/31/2008	$17.17	$0.28	$(3.50)	$(3.22)	$(0.23)	$(2.79)	$(3.02)	$10.93

Class C Shares
For the six months ended
4/30/2013 (unaudited)	$14.98	$(0.02)	$1.61	$1.59	$(0.05)	$(2.07)	$(2.12)	$14.45
For the year ended
10/31/2012	$13.73	$(0.05)	$1.48	$1.43	$—	$(0.18)	$(0.18)	$14.98
10/31/2011	$14.38	$(0.07)	$0.28	$0.21	$(0.00)^	$(0.86)	$(0.86)	$13.73
10/31/2010	$12.18	$(0.06)	$2.29	$2.23	$(0.03)	$—	$(0.03)	$14.38
10/31/2009	$11.22	$0.06	$1.04	$1.10	$(0.14)	$—	$(0.14)	$12.18
10/31/2008	$17.16	$0.24	$(3.18)	$(2.94)	$(0.21)	$(2.79)	$(3.00)	$11.22

International Alpha Strategies Fund

Institutional Class Shares
For the six months ended
4/30/2013 (unaudited)	$11.10	$0.18	$1.37	$1.55	$(0.32)	$—	$(0.32)	$12.33
For the year ended
10/31/2012	$10.70	$0.29	$0.26	$0.55	$(0.15)	$—	$(0.15)	$11.10
10/31/2011	$11.19	$0.24	$(0.71)	$(0.47)	$(0.02)	$—	$(0.02)	$10.70
10/31/2010	$10.81	$0.16	$0.34	$0.50	$(0.12)	$—	$(0.12)	$11.19
10/31/2009	$8.92	$0.19	$1.93	$2.12	$(0.23)	$—	$(0.23)	$10.81
10/31/2008	$16.80	$0.24	$(6.94)	$(6.70)	$(0.24)	$(0.94)	$(1.18)	$8.92

(a)	During the period certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.
(b)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
*	Not annualized for periods less than one year.
**	Annualized for periods less than one year.
^	Rounds to less than $0.01.

See Notes to Financial Statements

Ratios/Supplemental Data

Total Return (excludes sales charge)*	Net Assets, End of Period (000's)	Ratio of net expenses to average net assets**	Ratio of gross expenses to average net assets(a)**	Ratio of net investment income (loss) to average net assets**	Portfolio turnover rate(b)*

12.85%	$138,507	1.16%	1.44%	0.81%	124%

11.70%	$126,935	1.16%	1.48%	0.67%	252%
2.27%	$122,738	1.13%	1.42%	0.48%	225%
19.53%	$105,832	1.03%	1.46%	0.51%	181%
11.32%	$101,045	0.96%	1.40%	1.14%	242%
(22.26%)	$80,102	0.89%	1.37%	2.13%	284%

12.69%	$17,322	1.48%	1.94%	0.51%	124%

11.27%	$18,345	1.48%	1.80%	0.36%	252%
2.02%	$21,428	1.42%	1.79%	0.14%	225%
19.19%	$7,962	1.37%	1.80%	0.18%	181%
10.80%	$4,295	1.47%	1.88%	0.13%	242%
(22.65%)	$385	1.39%	1.88%	1.70%	284%

12.29%	$8,657	2.16%	2.44%	(0.17%)	124%

10.58%	$9,126	2.16%	2.48%	(0.32%)	252%
1.27%	$11,454	2.14%	2.43%	(0.60%)	225%
18.34%	$2,598	2.04%	2.47%	(0.49%)	181%
10.14%	$63	1.96%	2.39%	0.02%	242%
(20.65%)	$31	1.89%	2.38%	1.19%	284%

14.19%	$57,059	0.95%	1.31%	2.84%	49%

5.30%	$55,169	0.95%	1.25%	2.73%	88%
(4.23%)	$50,158	1.05%	1.17%	1.90%	149%
4.67%	$92,066	1.13%	1.23%	1.55%	439%
24.48%	$96,691	1.06%	1.33%	2.19%	186%
(42.55%)	$73,764	0.99%	1.12%	1.82%	47%

See Notes to Financial Statements

American Independence Funds
Financial Highlights - (continued)
Selected data for a share outstanding throughout the period indicated.

	Per Share Data
		Investment Operations			Distributions From
	Net Asset Value, Beginning of Period	Net investment income	Net realized and unrealized gains (losses)	Increase (Decrease) from operations	Net investment income	Net realized gains	Total Distributions	Net Asset Value, End of Period
International Alpha Strategies Fund - (continued)

Class A Shares
For the six months ended
4/30/2013 (unaudited)	$10.99	$0.10	$1.41	$1.51	$(0.31)	$—	$(0.31)	$12.19
For the year ended
10/31/2012	$10.61	$0.21	$0.28	$0.49	$(0.11)	$—	$(0.11)	$10.99
10/31/2011	$11.13	$0.16	$(0.68)	$(0.52)	$—	$—	$—	$10.61
10/31/2010	$10.77	$0.11	$0.33	$0.44	$(0.08)	$—	$(0.08)	$11.13
10/31/2009	$8.87	$0.14	$1.93	$2.07	$(0.17)	$—	$(0.17)	$10.77
10/31/2008	$16.69	$0.15	$(6.88)	$(6.73)	$(0.15)	$(0.94)	$(1.09)	$8.87

Kansas Tax-Exempt Bond Fund

Institutional Class Shares
For the six months ended
4/30/2013 (unaudited)	$11.28	$0.18	$(0.03)	$0.15	$(0.18)	$—	$(0.18)	$11.25
For the year ended
10/31/2012	$10.95	$0.36	$0.33	$0.69	$(0.36)	$—	$(0.36)	$11.28
10/31/2011	$10.96	$0.37	$(0.01)	$0.36	$(0.37)	$—	$(0.37)	$10.95
10/31/2010	$10.73	$0.38	$0.23	$0.61	$(0.38)	$—	$(0.38)	$10.96
10/31/2009	$10.21	$0.40	$0.52	$0.92	$(0.40)	$—	$(0.40)	$10.73
10/31/2008	$10.58	$0.41	$(0.37)	$0.04	$(0.41)	$—	$(0.41)	$10.21

Class A Shares
For the six months ended
4/30/2013 (unaudited)	$11.28	$0.16	$(0.03)	$0.13	$(0.16)	$—	$(0.16)	$11.25
For the year ended
10/31/2012	$10.95	$0.32	$0.33	$0.65	$(0.32)	$—	$(0.32)	$11.28
10/31/2011	$10.96	$0.33	$(0.01)	$0.32	$(0.33)	$—	$(0.33)	$10.95
10/31/2010	$10.72	$0.35	$0.24	$0.59	$(0.35)	$—	$(0.35)	$10.96
10/31/2009	$10.21	$0.36	$0.51	$0.87	$(0.36)	$—	$(0.36)	$10.72
10/31/2008	$10.58	$0.38	$(0.37)	$0.01	$(0.38)	$—	$(0.38)	$10.21

Class C Shares
For the six months ended
4/30/2013 (unaudited)	$11.28	$0.12	$(0.03)	$0.09	$(0.12)	$—	$(0.12)	$11.25
For the year ended
10/31/2012	$10.95	$0.25	$0.33	$0.58	$(0.25)	$—	$(0.25)	$11.28
10/31/2011	$10.96	$0.27	$(0.01)	$0.26	$(0.27)	$—	$(0.27)	$10.95
10/31/2010	$10.73	$0.29	$0.23	$0.52	$(0.29)	$—	$(0.29)	$10.96
10/31/2009	$10.21	$0.31	$0.52	$0.83	$(0.31)	$—	$(0.31)	$10.73
10/31/2008	$10.58	$0.29	$(0.37)	$(0.08)	$(0.29)	$—	$(0.29)	$10.21

(a)	During the period certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.
(b)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
*	Not annualized for periods less than one year.
**	Annualized for periods less than one year.
^	Rounds to less than $0.01.

See Notes to Financial Statements

Ratios/Supplemental Data

Total Return (excludes sales charge)*	Net Assets, End of Period (000's)	Ratio of net expenses to average net assets**	Ratio of gross expenses to average net assets(a)**	Ratio of net investment income (loss) to average net assets**	Portfolio turnover rate(b)*

13.95%	$153	1.45%	1.81%	2.41%	49%

4.69%	$89	1.45%	1.75%	1.98%	88%
(4.67%)	$144	1.48%	1.60%	1.50%	149%
4.07%	$131	1.63%	1.73%	1.05%	439%
23.85%	$50	1.55%	1.83%	1.60%	186%
(42.81%)	$57	1.49%	1.61%	1.11%	47%

1.33%	$309,503	0.48%	0.54%	3.19%	5%

6.42%	$303,660	0.48%	0.54%	3.26%	12%
3.44%	$274,606	0.45%	0.54%	3.48%	8%
5.82%	$276,535	0.40%	0.56%	3.53%	8%
9.16%	$228,132	0.40%	0.57%	3.81%	14%
0.38%	$204,236	0.40%	0.62%	3.94%	7%

1.13%	$10,622	0.87%	1.04%	2.80%	5%

6.01%	$10,518	0.87%	1.04%	2.87%	12%
3.03%	$9,244	0.84%	1.04%	3.06%	8%
5.56%	$5,881	0.80%	1.06%	3.13%	8%
8.61%	$1,312	0.80%	1.07%	3.42%	14%
0.03%	$1,003	0.80%	1.13%	3.54%	7%

0.83%	$2,055	1.48%	1.54%	2.20%	5%

5.36%	$2,229	1.48%	1.54%	2.24%	12%
2.41%	$1,573	1.45%	1.54%	2.44%	8%
4.90%	$1,035	1.40%	1.56%	2.53%	8%
8.23%	$70	1.38%	1.56%	2.89%	14%
(0.84%)	$32	1.40%	1.63%	2.94%	7%

See Notes to Financial Statements

American Independence Funds
Financial Highlights - (continued)
Selected data for a share outstanding throughout the period indicated.

	Per Share Data
		Investment Operations			Distributions From
	Net Asset Value, Beginning of Period	Net investment income	Net realized and unrealized gains (losses)	Increase from operations	Net investment income	Net realized gains	Total Distributions	Net Asset Value, End of Period
Strategic Income Fund

Institutional Class Shares
For the six months ended
4/30/2013 (unaudited)	$10.22	$0.04	$0.01	$0.05	$(0.07)	$—	$(0.07)	$10.20
For the year ended
10/31/2012	$10.12	$0.10	$0.14	$0.24	$(0.14)	$—	$(0.14)	$10.22
10/31/2011	$10.17	$0.09	$(0.04)	$0.05	$(0.10)	$—	$(0.10)	$10.12
10/31/2010	$9.87	$0.17	$0.30	$0.47	$(0.17)	$—	$(0.17)	$10.17
10/31/2009	$9.87	$0.25	$0.01	$0.26	$(0.25)	$(0.01)	$(0.26)	$9.87
10/31/2008	$10.07	$0.38	$(0.21)	$0.17	$(0.37)	$—	$(0.37)	$9.87

Class A Shares
For the six months ended
4/30/2013 (unaudited)	$10.20	$0.03	$0.02	$0.05	$(0.06)	$—	$(0.06)	$10.19
For the year ended
10/31/2012	$10.12	$0.07	$0.12	$0.19	$(0.11)	$—	$(0.11)	$10.20
10/31/2011	$10.16	$0.06	$(0.02)	$0.04	$(0.08)	$—	$(0.08)	$10.12
10/31/2010	$9.86	$0.14	$0.31	$0.45	$(0.15)	$—	$(0.15)	$10.16
10/31/2009	$9.86	$0.22	$0.01	$0.23	$(0.22)	$(0.01)	$(0.23)	$9.86
10/31/2008	$10.07	$0.36	$(0.20)	$0.16	$(0.37)	$—	$(0.37)	$9.86

Core Plus Fund

Institutional Class Shares
For the six months ended
4/30/2013 (unaudited)	$11.32	$0.13	$0.02	$0.15	$(0.15)	$(0.08)	$(0.23)	$11.24
For the year ended
10/31/2012	$11.00	$0.30	$0.36	$0.66	$(0.34)	$—	$(0.34)	$11.32
10/31/2011	$11.35	$0.32	$(0.03)	$0.29	$(0.36)	$(0.28)	$(0.64)	$11.00
10/31/2010	$11.07	$0.36	$0.56	$0.92	$(0.40)	$(0.24)	$(0.64)	$11.35
10/31/2009	$9.96	$0.42	$1.11	$1.53	$(0.42)	$—	$(0.42)	$11.07
10/31/2008	$10.22	$0.43	$(0.24)	$0.19	$(0.45)	$—	$(0.45)	$9.96

Class A Shares
For the six months ended
4/30/2013 (unaudited)	$11.40	$0.12	$0.02	$0.14	$(0.13)	$(0.08)	$(0.21)	$11.33
For the year ended
10/31/2012	$11.08	$0.27	$0.35	$0.62	$(0.30)	$—	$(0.30)	$11.40
10/31/2011	$11.42	$0.28	$(0.02)	$0.26	$(0.32)	$(0.28)	$(0.60)	$11.08
10/31/2010	$11.13	$0.37	$0.53	$0.90	$(0.37)	$(0.24)	$(0.61)	$11.42
10/31/2009	$9.95	$0.40	$1.18	$1.58	$(0.40)	$—	$(0.40)	$11.13
10/31/2008	$10.22	$0.41	$(0.26)	$0.15	$(0.42)	$—	$(0.42)	$9.95
(a)	During the period certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.
(b)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
*	Not annualized for periods less than one year.
**	Annualized for periods less than one year.

See Notes to Financial Statements

Ratios/Supplemental Data

Total Return (excludes sales charge)*	Net Assets, End of Period (000's)	Ratio of net expenses to average net assets**	Ratio of gross expenses to average net assets(a)**	Ratio of net investment income to average net assets**	Portfolio turnover rate(b)*

0.49%	$74,800	0.45%	0.73%	0.88%	31%

2.35%	$76,791	0.45%	0.71%	0.92%	199%
0.52%	$95,499	0.45%	0.68%	0.88%	254%
4.83%	$122,844	0.45%	0.68%	1.68%	52%
2.71%	$124,990	0.45%	0.64%	2.62%	61%
1.66%	$169,256	0.45%	0.73%	3.53%	45%

0.46%	$128	0.70%	1.23%	0.63%	31%

1.89%	$189	0.70%	1.21%	0.65%	199%
0.36%	$12	0.70%	1.18%	0.66%	254%
4.60%	$25	0.70%	1.18%	1.43%	52%
2.45%	$19	0.70%	1.14%	2.31%	61%
1.50%	$17	0.73%	1.35%	3.47%	45%

1.36%	$71,862	0.41%	0.73%	2.43%	23%

6.08%	$75,235	0.45%	0.73%	2.66%	41%
2.73%	$70,673	0.46%	0.74%	2.97%	87%
8.65%	$39,348	0.63%	0.90%	3.23%	346%
15.62%	$32,375	0.60%	0.83%	3.93%	426%
1.81%	$29,970	0.56%	1.02%	4.18%	289%

1.27%	$1,450	0.76%	1.23%	2.09%	23%

5.69%	$1,522	0.80%	1.23%	2.30%	41%
2.43%	$108	0.84%	1.24%	2.57%	87%
8.38%	$22	0.92%	1.39%	2.94%	346%
16.09%	$49	0.88%	1.29%	3.50%	426%
1.44%	$17	0.86%	1.53%	3.90%	289%

See Notes to Financial Statements

American Independence Funds
Financial Highlights - (continued)
Selected data for a share outstanding throughout the period indicated.

	Per Share Data
		Investment Operations			Distributions From
	Net Asset Value, Beginning of Period	Net investment income (loss)	Net realized and unrealized gains (losses)	Increase (Decrease) from operations	Net investment income	Net realized gains	Total Distributions	Net Asset Value, End of Period
U.S. Inflation-Indexed Fund

Institutional Class Shares
For the six months ended
4/30/2013 (unaudited)	$11.78	$0.02	$(0.00)^	$0.02	$(0.02)	$(0.52)	$(0.54)	$11.26
For the year ended
10/31/2012	$11.69	$0.09	$0.75	$0.84	$(0.11)	$(0.64)	$(0.75)	$11.78
10/31/2011	$11.67	$0.32	$0.68	$1.00	$(0.33)	$(0.65)	$(0.98)	$11.69
10/31/2010	$11.26	$0.19	$0.92	$1.11	$(0.18)	$(0.52)	$(0.70)	$11.67
10/31/2009	$9.52	$(0.55)	$2.30	$1.75	$(0.01)	$—	$(0.01)	$11.26
For the period from
1/1/2008 thru 10/31/2008 (c)	$10.57	$0.30	$(1.03)	$(0.73)	$(0.32)	$—	$(0.32)	$9.52
For the year ended
12/31/2007†	$10.03	$0.56	$0.53	$1.09	$(0.55)	$—	$(0.55)	$10.57

Premier Class Shares
For the period from
4/2/2013 (d) thru 4/30/2013 (unaudited)	$11.22	$0.06	$(0.02)	$0.04	$—	$—	$—	$11.26

Class A Shares
For the six months ended
4/30/2013 (unaudited)	$11.84	$0.01	$(0.01)	$—	$(0.02)	$(0.52)	$(0.54)	$11.30
For the year ended
10/31/2012	$11.75	$0.05	$0.74	$0.79	$(0.06)	$(0.64)	$(0.70)	$11.84
10/31/2011	$11.73	$0.30	$0.67	$0.97	$(0.30)	$(0.65)	$(0.95)	$11.75
10/31/2010	$11.33	$0.17	$0.91	$1.08	$(0.16)	$(0.52)	$(0.68)	$11.73
10/31/2009	$9.60	$0.54	$1.20	$1.74	$(0.01)	$—	$(0.01)	$11.33
For the period from
5/16/2008 (d) thru 10/31/2008	$10.81	$0.06	$(1.22)	$(1.16)	$(0.05)	$—	$(0.05)	$9.60

Class C Shares
For the six months ended
4/30/2013 (unaudited)	$11.72	$(0.04)	$(0.00)^	$(0.04)	$(0.01)	$(0.52)	$(0.53)	$11.15
For the year ended
10/31/2012	$11.66	$(0.02)	$0.75	$0.73	$(0.03)	$(0.64)	$(0.67)	$11.72
For the period from
5/4/2011 (d) thru 10/31/2011	$11.05	$0.15	$0.62	$0.77	$(0.16)	$—	$(0.16)	$11.66

(a)	During the period certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.
(b)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
(c)	For the period January 1, 2008 through October 31, 2008. Prior to January 1, 2008, the fiscal year end was December 31.
(d)	Date of commencement of operations.
*	Not annualized for periods less than one year.
**	Annualized for periods less than one year.
†	Information provided is that of the Advisor Class shares of the predecessor fund, the FFTW U.S. Inflation-Indexed Portfolio. (See Note 1)
^	Rounds to less than $0.01.

See Notes to Financial Statements

Ratios/Supplemental Data

Total Return (excludes sales charge)*	Net Assets, End of Period (000's)	Ratio of net expenses to average net assets**	Ratio of gross expenses to average net assets(a)**	Ratio of net investment income (loss) to average net assets**	Portfolio turnover rate(b)*

0.17%	$334,014	0.32%	0.66%	0.44%	123%

7.56%	$357,238	0.32%	0.65%	0.83%	154%
9.50%	$248,883	0.32%	0.63%	3.03%	415%
10.40%	$117,680	0.32%	0.76%	1.75%	260%
18.44%	$101,789	0.32%	0.73%	(5.38%)	189%

(7.24%)	$85,371	0.33%	0.61%	3.37%	204%

11.25%	$95,029	0.35%	0.73%	5.38%	316%

0.54%	$1	0.47%	0.77%	7.19%	123%

(0.04%)	$25,551	0.77%	1.16%	0.20%	123%

7.10%	$26,891	0.77%	1.15%	0.37%	154%
9.14%	$12,448	0.66%	0.97%	2.48%	415%
10.04%	$5,027	0.57%	1.01%	1.50%	260%
18.16%	$4,965	0.57%	0.97%	(5.56%)	189%

(7.12%)	$690	0.57%	3.03%	7.72%	204%

(0.35%)	$6,080	1.32%	1.66%	(0.54%)	123%

6.53%	$5,694	1.32%	1.65%	(0.18%)	154%

7.05%	$4,795	1.32%	1.72%	(0.17%)	415%

See Notes to Financial Statements

American Independence Funds
Financial Highlights - (continued)
Selected data for a share outstanding throughout the period indicated.

	Per Share Data
		Investment Operations					Distributions From
	Net Asset Value, Beginning of Period	Net investment income (loss)		Net realized and unrealized gains (losses)		Increase (Decrease) from operations	Net investment income		Net realized gains	Total Distributions	Net Asset Value, End of Period
Fusion Fund

Institutional Class Shares
For the six months ended
4/30/2013 (unaudited)	$20.78	$(0.10)		$0.58		$0.48	$—		$—	$—	$21.26
For the year ended
10/31/2012	$19.46	$(0.11	)+	$1.43	+	$1.32	$—		$—	$—	$20.78
10/31/2011	$21.23	$(0.35)		$(1.42)		$(1.77)	$—		$—	$—	$19.46
For the period from
12/22/2009 (d) thru 10/31/2010	$21.42	$(0.65)		$0.46		$(0.19)	$—		$—	$—	$21.23

Class A Shares
For the six months ended
4/30/2013 (unaudited)	$20.62	$(0.06)		$0.49		$0.43	$—		$—	$—	$21.05
For the year ended
10/31/2012	$19.40	$(0.34	)+	$1.56	+	$1.22	$—		$—	$—	$20.62
For the period from
6/30/2011 (d) thru 10/31/2011	$20.00	$(0.44)		$(0.16)		$(0.60)	$—		$—	$—	$19.40

Dynamic Conservative Plus

Institutional Class Shares
For the six months ended
4/30/2013 (unaudited)	$9.47	$0.03	+	$0.33	+	$0.36	$—		$—	$—	$9.83
For the year ended
10/31/2012	$9.67	$(0.05	)+	$(0.15	)+	$(0.20)	$(0.00	)^	$—	$(0.00)^	$9.47
10/31/2011	$10.66	$0.01		$(0.94)		$(0.93)	$(0.00	)^	$(0.06)	$(0.06)	$9.67
For the period from
7/8/2010 (d) thru 10/31/2010	$10.00	$0.00	^	$0.66		$0.66	$—		$—	$—	$10.66

Class A Shares
For the six months ended
4/30/2013 (unaudited)	$9.41	$0.02	+	$0.32	+	$0.34	$—		$—	$—	$9.75
For the year ended
10/31/2012	$9.63	$(0.08	)+	$(0.14	)+	$(0.22)	$—		$—	$—	$9.41
10/31/2011	$10.65	$(0.02)		$(0.94)		$(0.96)	$—		$(0.06)	$(0.06)	$9.63
For the period from
7/7/2010 (d) thru 10/31/2010	$10.00	$0.00	^	$0.65		$0.65	$—		$—	$—	$10.65

(a)	Ratio calculation excludes dividend and interest expense on securities sold short.
(b)	During the period certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.
(c)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
(d)	Date of commencement of operations.
*	Not annualized for periods less than one year.
**	Annualized for periods less than one year.
^	Rounds to less than $0.01.
+	Caculated based on average shares outstanding during the period.

See Notes to Financial Statements

Ratios/Supplemental Data

Total Return (excludes sales charge)*	Net Assets, End of Period (000's)	Ratio of net expenses to average net assets**	Ratio of net expenses to average net assets(a)**	Ratio of gross expenses to average net assets(b)**	Ratio of net investment income (loss) to average net assets**	Portfolio turnover rate(c)*

2.31%	$5,122	2.29%	1.90%	3.30%	(0.83%)	47%

6.78%	$5,955	2.19%	1.90%	6.30%	(0.58%)	229%
(8.34%)	$5,989	2.50%	1.80%	5.40%	(1.41%)	250%

(0.93%)	$9,307	4.32%	1.90%	5.24%	(3.82%)	349%

2.09%	$1,346	2.79%	2.40%	3.80%	(1.41%)	47%

6.29%	$561	2.69%	2.40%	6.80%	(1.64%)	229%

(3.00%)	$1	2.60%	2.32%	8.97%	(3.81%)	250%

3.80%	$1,992	1.12%	1.12%	3.21%	0.67%	451%

(2.05%)	$4,731	1.10%	1.10%	1.66%	(0.54%)	785%
(8.74%)	$23,992	0.90%	0.90%	1.36%	0.11%	839%

6.60%	$11,183	0.90%	0.90%	3.10%	0.17%	324%

3.61%	$3,342	1.42%	1.42%	3.67%	0.36%	451%

(2.28%)	$5,499	1.40%	1.40%	1.96%	(0.84%)	785%
(9.05%)	$15,193	1.25%	1.25%	1.71%	(0.18%)	839%

6.50%	$6,228	1.25%	1.25%	3.45%	(0.22%)	324%

See Notes to Financial Statements

American Independence Funds

Notes to Financial Statements
April 30, 2013 (Unaudited)

1.	Organization:

The American Independence Funds Trust (the “Trust”) was established as a Delaware business trust on October 7, 2004 as Adventus Funds Trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was subsequently renamed on June 10, 2005 as Arrivato Funds Trust. Effective March 2, 2006, the name of the Trust was changed to American Independence Funds Trust in connection with the Trust’s reorganization and merger with the former American Independence Funds Trust.

As of April 30, 2013, the Trust offered eight (8) series, or mutual funds, each with its own investment objectives and strategies. This report contains the financial statements and financial highlights of the funds listed below (individually, a “Fund”; collectively, the “Funds”).

Stock Fund
International Alpha Strategies Fund
Kansas Tax-Exempt Bond Fund
Strategic Income Fund
Core Plus Fund
U.S. Inflation-Indexed Fund
Fusion Fund
Dynamic Conservative Plus Fund (formerly, Absolute Return Bull Bear Bond Fund)

The Trust is authorized to issue an unlimited number of shares, which are units of beneficial interest with a par value of $0.001 each. The U.S. Inflation Indexed Fund offers four classes of shares: Class A, Class C, Institutional Class and Premier Class. The Stock Fund and Kansas Tax-Exempt Bond Fund offer: Class A, Class C and Institutional Class. The other Funds offer Class A and Institutional Class shares only. Each share class is identical except as to distribution and service fees borne by each class. Each share represents an equal proportionate interest in a Fund with other shares of the same class, and is entitled to such dividends and distributions out of the income earned on the assets belonging to that Fund.

2.	Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

Use of Estimates

The preparation of the financial statements in conformity with U.S. GAAP requires the Funds to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. The Funds believe that the estimates utilized in preparing the financial statements are reasonable and prudent, however, actual results could differ from these estimates.

Investment Valuation

Portfolio securities listed or traded on domestic securities exchanges or the Nasdaq are valued at the market value as of the close of regular trading on the New York Stock Exchange (“NYSE”), usually 4:00 p.m. Eastern Time (“Valuation Time”). If there have been no sales for that day on any exchange or system for a security, the security is valued at the mean between the closing bid and asked quotes on the exchange or system where the security is principally traded or at the Nasdaq official closing price, if applicable. Debt securities held by a Fund generally are valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Debt securities generally trade in the over-the-counter market rather than on a securities exchange. The Funds’ pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Short-term debt investments having maturities of 60 days or less are valued at amortized cost, which approximates fair value. Investments in investment companies are valued at their net asset values as reported by such companies. The differences between cost and fair values of such investments are reflected as unrealized appreciation or depreciation.

Most securities listed on a foreign exchange are valued either at the last sale price at the close of the exchange on which the security is principally traded or at fair value (see description below). Foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. Dollars at the exchange rate of said currencies against the U.S. Dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees. The Funds do not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments on the accompanying Statement of Operations.

American Independence Funds

Notes to Financial Statements (Con’t) (Unaudited)

2.	Significant Accounting Policies: (Continued)

Securities for which prices from the Funds’ pricing services are not readily available are valued at fair value by American Independence Financial Services, LLC (“American Independence” or the “Adviser”) or the sub-adviser in accordance with guidelines approved by the Trust’s Board of Trustees. For securities traded principally on foreign exchanges, the Funds may use fair value pricing if an event occurs after the close of trading of the principal foreign exchange on which a security is traded, but before calculation of a Fund’s NAV, which a Fund believes affects the value of the security since its last market quotation. Such events may involve situations relating to a single issuer (such as news related to the issuer announced after the close of the principal foreign exchange), or situations relating to sectors of the market or the markets in general (such as significant fluctuations in the U.S. or foreign markets or significant changes in exchange rates, natural disasters, armed conflicts, or governmental actions). In determining whether a significant event has occurred with respect to securities traded principally in foreign markets, the Funds may engage a third party fair value service provider to systematically recommend the adjustment of closing market prices of non-U.S. securities based upon changes in a designated U.S. securities market index occurring from the time of the close of the relevant foreign market and the close of the NYSE.

Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 820, “Fair Value Measurements and Disclosures”, establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:

• Level 1 –	quoted prices in active markets for identical securities

• Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 –	significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The aggregate value by input level, as of April 30, 2013, for each Fund’s investments, as well as a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining value, is included in each Fund’s schedule of portfolio investments, which also includes a breakdown of the Fund’s investments by geographic, industry concentration or type of investment.

With respect to the Funds, there were no transfers between Level 1 and Level 2 during the current period presented. Changes between Level 2 and Level 3 are disclosed in the Statement of Investments during the current period. It is the Funds’ policy to recognize transfers into and out of all levels at the end of the reporting period.

The valuation of a Level 3 security will be dealt with on a case by case basis and will depend upon the circumstances surrounding that security. In determining a fair value, the Funds’ Adviser will assess a value that they might reasonably expect to receive for a security upon its current sale. Methods for valuing securities may include, but are not limited to, multiple earnings; discount from market of a similar freely traded security; yield to maturity; prior market values of the security; and ratings. To determine the appropriate valuation method, the following general factors are considered: the fundamental analytical data relating to the investment; the nature and duration of restrictions on disposition of the securities; the evaluation of the forces which influence the market in which the securities are purchased and sold; and any other relevant factors.

Securities Purchased on a When-Issued Basis

Each Fund may purchase securities on a “when-issued” basis. When-issued securities are securities purchased for delivery beyond the normal settlement date at a stated price and/or yield, thereby involving the risk that the price and/or yield obtained may be more or less than those available in the market when delivery takes place. At the time a Fund makes the commitment to purchase a security on a when-issued basis, the Fund records the transaction and reflects the value of the security in determining net asset value. Normally, the settlement date occurs within one month of the purchase. No payment is made by the Fund and no interest accrues to the Fund during the period between purchase and settlement.

Investment Transactions and Related Income

During the period, security transactions are accounted for no later than one business day following the trade date. For financial reporting purposes, however, security transactions are accounted for on trade date on the last business day of the reporting period. Net realized gains and/or losses from sales of securities are determined on the specific identification cost method. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or the accretion of discounts. Dividend income and realized gain distributions from underlying investments are recognized on the ex-dividend date. Income and realized and unrealized gains and/or losses are allocated among the classes based upon the proportion of relative net assets.

American Independence Funds

Notes to Financial Statements (Con’t) (Unaudited)

2.	Significant Accounting Policies: (Continued)

Securities Sold Short

As a portfolio management strategy, the Fusion Fund may engage in short sales of securities, which result in obligations of the Fund to make a future delivery of a specific security. These obligations are subject to the risk that the security’s market price at the delivery date will exceed the amount of proceeds initially received and that the Fund may be required to purchase the security at prevailing market prices (or deliver the security if owned by the Fund) and thus realize a loss on the transaction. Obligations under short sales are reported as liabilities and are adjusted to the current fair value of the securities to be delivered. Securities sold short are collateralized by cash held with the broker.

Expenses

Expenses directly attributable to a Fund are charged directly to that Fund, while the expenses which are attributable to more than one Fund of the Trust are allocated among the respective funds based on relative daily net assets or another appropriate basis. Expenses specific to a class are charged to that class.

Distributions to Shareholders

Distributions from net investment income for the Kansas Tax-Exempt Bond Fund, Strategic Income Fund and Core Plus Fund are declared daily and paid monthly. Distributions from net investment income for the U.S. Inflation-Indexed Fund are declared and paid monthly. Distributions from net investment income, if any, for the Stock Fund, International Alpha Strategies Fund, Fusion Fund, and Dynamic Conservative Plus Fund are declared and paid annually. Distributions from net realized capital gains, if any, are distributed at least annually.

Distributions from net investment income and from net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are primarily due to differing treatments for mortgage-backed securities and deferrals of certain losses.

These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (i.e. reclassification of market discounts, gain/loss, paydowns and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassifications. Distributions to shareholders, which exceed net investment income and net realized gains for financial reporting purposes but not for tax purposes are reported as distributions in excess of net investment income or distributions in excess of net realized gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of capital.

Federal Income Taxes

The Trust treats each Fund as a separate entity for federal income tax purposes. Each fund intends to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies as defined in applicable sections of the Internal Revenue Code of 1986, as amended, and to make distributions from net investment income and from net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes. Withholding taxes on foreign dividends have been provided for in accordance with the applicable country’s tax rules and rates.

Recent Developments and Accounting Pronouncements

In December 2010, The Regulated Investment Company Modernization Act of 2010 (the “Modernization Act”) was signed into law. The Modernization Act is the first major piece of legislation affecting regulated investment companies (“RICs”) since 1986 and it modernizes several of the federal income and excise tax provisions related to RICs. Some highlights of the enacted provisions are as follows:

New capital losses may now be carried forward indefinitely, and retain the character of the original loss. Under pre-enactment law, capital losses could be carried forward for eight years, and carried forward as short-term capital losses, irrespective of the character of the original loss.

The Modernization Act contains simplification provisions, which are aimed at preventing disqualification of a RIC for “inadvertent” failures of the asset diversification and/or qualifying income tests. Additionally, the Modernization Act exempts RICs from the preferential dividend rule, and repealed the 60-day designation requirement for certain types of pay-through income and gains.

Finally, the Modernization Act contains several provisions aimed at preserving the character of distributions made by a fiscal year RIC during the portion of its taxable year ending after October 31 or December 31, reducing the circumstances under which a RIC might be required to file amended Forms 1099 to restate previously reported distributions.

The provisions related to the Modernization Act for qualification testing are effective for the October 31, 2011 taxable year. The effective date for changes in the treatment of capital losses is the October 31, 2012 taxable year.

In May 2011, FASB issued Accounting Standards Update (“ASU”) No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements’ in U.S. GAAP and the International Financial Reporting Standards (“IFRSs’). ASU No. 2011-04 amends FASB ASC Topic 820, Fair Value Measurements and Disclosures, to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with U.S. GAAP and IFRSs. ASU No. 2011-04 is effective for fiscal years beginning after December 15, 2011 and for interim periods within those fiscal years. The amendment did not have a material impact on the Funds’ financial statements.

American Independence Funds

Notes to Financial Statements (Con’t) (Unaudited)

3.	Related Party Transactions:

American Independence serves as the investment adviser to the Funds pursuant to an investment advisory agreement between the Trust and American Independence, under which the Adviser is entitled to receive an annual fee, computed daily and paid monthly, equal to the percentages of each Fund’s average daily net assets as indicated in the table below. The Adviser is responsible for the investment management oversight in its role as investment adviser to all of the Funds.

Fees
Stock Fund	1.00%
International Alpha Strategies Fund	0.81%
Kansas Tax-Exempt Bond Fund	0.30%
Strategic Income Fund	0.40%
Core Plus Fund	0.40%
U.S. Inflation-Indexed Fund	0.40%
Fusion Fund	1.40%
Dynamic Conservative Plus Fund	0.50%

The Trust has engaged Security Investors, LLC, which operates as Guggenheim Investments (“Guggenheim”) as sub-adviser for the International Alpha Strategies Fund, HighMark Capital Management, Inc. (“HighMark”) as sub-adviser for the Strategic Income Fund, Boyd Watterson Asset Management, LLC (“BWAM”) as sub-adviser for the Core Plus Fund, Fischer Francis Trees & Watts, Inc., and its affiliate in London (“FFTW”), as sub-adviser for the U.S. Inflation-Indexed Fund, and Eddystone Capital LLC (“Eddystone”) as sub-adviser for the Fusion Fund.

The Board of Trustees has approved each of these agreements on behalf of the Trust (please see “Approval of Investment Advisory and Sub-Advisory Agreements” under “Additional Fund Information” in the Annual Report dated October 31, 2012 for more information). American Independence is responsible for the investment management oversight in its role as adviser to all of the Funds and is responsible for overseeing the sub-advisor relationship. The portfolio managers or investment teams at each sub-adviser are responsible for the day-to-day management of the fund. Additional information about each sub-adviser is noted below.

Guggenheim (sub-adviser for International Alpha Strategies Fund) is located at 40 East 52nd Street, 16th Floor, New York, New York, 10022. Guggenheim Investors is an indirectly wholly-owned subsidiary of Guggenheim Capital, LLC. The agreement between  American Independence and Guggenheim was last approved by shareholders at a meeting held on March 7, 2012.

HighMark (sub-adviser to the Strategic Income Fund) is headquartered at 350 California Street, San Francisco, CA 94104. The agreement between  American Independence and HighMark on behalf of the Trust was approved by shareholders at a meeting held on December 27, 2011.

BWAM (sub-adviser to Core Plus Fund) is headquartered at 1801 E. 9th St., Suite 1400, Cleveland, Ohio 44114 and it is a wholly owned subsidiary of Titanium Asset Management Corporation, located at 777 E. Wisconsin Ave., Suite 2350, Milwaukee, Wisconsin 53202. The agreement between  American Independence and BWAM on behalf of the Trust was last approved by shareholders at a meeting held on April 27, 2011.

As of December 19, 2012, TAMCO Holdings, LLC, an entity principally owned and controlled by the senior management of Titanium Asset Management Corp. (“TAM”) acquired all the shares of common stock held by Clal Finance Ltd. (the “Transaction”). BWAM, sub-adviser to the Core Plus Fund (the “Fund”), is a wholly owned subsidiary of TAM. The Transaction effects a change in control of TAM, and ultimately BWAM. A new sub-advisory agreement between BWAM and American Independence was approved by the Fund’s Board of Trustees at a meeting held January 11, 2013, and will need to be approved by shareholders of the Fund. Until a new sub-advisory agreement is approved by shareholders, the Fund will waive the net sub-advisory fees, and therefore will not pay any sub-advisory fees to BWAM until such approval is obtained. Additionally, the Fund will temporarily reduce the Fund’s expense cap by the amount of the sub-advisory fee due to BWAM. BWAM will continue to manage the Fund on a day to day basis under the close supervision of American Independence.

FFTW’s (sub-adviser to the U.S. Inflation-Indexed Fund) New York offices are located at 200 Park Avenue, New York, New York 10166. FFTW is directly wholly-owned by Charter Atlantic Corporation (“CAC”), a New York corporation. CAC is indirectly owned by BNP Paribas, which is a publicly owned banking corporation organized under the laws of the Republic of France. The agreement between FFTW and  American Independence on behalf of the Trust was approved by shareholders at a meeting held on May 9, 2008.

Eddystone (sub-adviser to the Fusion Fund) is headquartered at 230 Park Avenue, Suite 534, New York, NY 10169. The agreement between  American Independence and Eddystone on behalf of the Trust was approved by shareholders at a meeting held on August 5, 2011.

American Independence Funds

Notes to Financial Statements (Con’t) (Unaudited)

3.	Related Party Transactions: (Continued)

Pursuant to the expense limitation agreement, American Independence has contractually agreed to waive a portion of its management fee and to reimburse expenses in order to maintain the Funds’ total operating expenses (excluding acquired fund fees and interest expense on short sales, where applicable) at not more than the following percentages of average annual net assets:

Fund	Institutional Class	Premier Class	Class A	Class C
Stock Fund	1.16%(1)	N/A	1.47%(1)	2.16%(1)
International Alpha Strategies Fund	0.95%(1)	N/A	1.45%(1)	N/A
Kansas Tax-Exempt Bond Fund	0.48%(2)	N/A	0.87%(2)	1.48%(2)
Strategic Income Fund	0.45%(1)	N/A	0.70%(1)	N/A
Core Plus Fund	0.45%(1)	N/A	0.80%(1)	N/A
U.S. Inflation-Indexed Fund	0.32%(1)	0.47%(1)	0.77%(1)	1.32%(1)
Fusion Fund	1.90%(1)	N/A	2.40%(1)	N/A
Dynamic Conservative Plus Fund	1.30%(1)	N/A	1.55%(1)	N/A

(1)	Effective thru March 1, 2014
(2)	Effective thru March 1, 2016

The total operating expenses of the Funds noted below were maintained at the following levels as indicated (all other Funds were maintained at the same level as in the table above):

Fund	Prior to	Institutional Class	Class A	Class C
Stock Fund	March 1, 2013	1.16%	1.48%	2.16%
Dynamic Conservative Plus Fund	January 8, 2013	0.90%	1.25%	N/A

Under the terms of the expense limitation agreement, any such waiver or reimbursement is subject to later adjustment to allow the Adviser to recoup amounts waived or reimbursed to the extent total annual operating expenses (excluding any taxes, interest, expenses relating to dividends on short sales, brokerage fees and non-routine expenses) for a fiscal year do not exceed the expense limit that was in place at the time the fees were waived or expenses were assumed. The Adviser shall only be entitled to recoup amounts for a period of three years from the date such amount was waived or reimbursed.

The following table presents amounts eligible for recovery at April 30, 2013:

	Stock Fund	International Alpha Strategies Fund	Kansas Tax-Exempt Bond Fund	Strategic Income Fund
For eligible expense reimbursements expiring:
October 31, 2014	$421,610	$78,768	$256,708	$242,918
October 31, 2015	506,692	157,237	180,063	194,048
April 30, 2016	220,333	99,635	101,818	107,889
	$1,148,635	$335,640	$538,589	$544,855

	Core Plus Fund	U.S. Inflation-Indexed Fund	Fusion Fund	Dynamic Conservative Plus Fund
For eligible expense reimbursements expiring:
October 31, 2014	$191,208	$623,103	$212,505	$211,500
October 31, 2015	199,521	1,155,241	71,421	152,650
April 30, 2016	64,258	642,484	44,296	71,774
	$454,987	$2,420,828	$328,222	$435,924

American Independence also provides certain administrative services necessary for the Funds’ operations. The Funds are charged a fee for the services provided, and this fee is calculated based on each Fund’s average daily net assets at annual rate of 0.125%.

American Independence has entered into an agreement with UMB Fund Services, Inc. (“UMBFS”) whereby UMBFS provides the Funds with sub-administration services pursuant to an administrative services agreement approved by the Board. For the services it provides, UMBFS earns a fee based on the aggregate net assets of all Funds in the Trust. American Independence pays UMBFS and not the Funds.

American Independence Funds

Notes to Financial Statements (Con’t) (Unaudited)

3.	Related Party Transactions: (Continued)

Other principal service providers of the Funds include the following:

Pursuant to the Fund Accounting Services Agreement, UMBFS serves as the Trust’s fund accounting agent.

Matrix Capital Group, Inc. serves as the Funds’ distributor pursuant to a distribution agreement approved by the Board.

Boston Financial Data Services, Inc. serves as the Trust’s transfer agent and dividend disbursing agent.

The Trust has contracted with Compliance Solutions Associates LLC (“CSA”) to provide services with respect to the monitoring of the Trust’s compliance program pursuant to rule 38a-1 of the 1940 Act. CSA has designated Paul Brook as the Trust’s Chief Compliance Officer. For these services, the Trust pays CSA a monthly fee, plus any out-of-pocket expenses. The fees are allocated amongst the funds by first allocating half the fees evenly across the funds and then the other half on a pro rata basis based on average net assets.

Each of the Funds has adopted a plan pursuant to Rule 12b-1 under the 1940 Act (the “Plan”) that allows its Class A and Class C shares to pay a distribution and service fee, as defined by the Financial Industry Regulatory Authority (“FINRA”), from its assets for selling and distributing its shares. Each Fund can pay distribution and service fees at an annual rate of up to 0.50% of its Class A share assets, and up to 1.00% of its Class C share assets. These fees consist of up to 0.25% for shareholder services of the Class A and Class C assets, and up to 0.25% for distribution expenses, as defined by FINRA, of Class A assets and up to 0.75% of Class C assets. During the six months ended April 30, 2013, a portion of the distribution or service fees were waived by the Adviser for the Class A share assets. As of April 30, 2013, the Stock Fund and Dynamic Conservative Plus Fund were assessing 0.08% and 0.10%, respectively, of the distribution fees and assessing the full 0.25% of the shareholder servicing fees, and the Kansas Tax-Exempt Bond Fund, Strategic Income Fund, Core Plus Fund and U.S. Inflation-Indexed Fund were assessing the full 0.25% distribution fees and assessing 0.14%, 0.00%, 0.10% and 0.20%, respectively, of the shareholder servicing fees.

4.	Shares of Beneficial Interest:

The Trust has an unlimited number of shares of beneficial interest, with a par value of $0.001, which may, without shareholder approval, be divided into an unlimited number of series of such shares, and any series may be classified or reclassified into one or more classes. Shareholders are entitled to one vote for each full share held and will vote in the aggregate and not by class or series, except as otherwise expressly required by law or when the Board of Trustees has determined that the matter to be voted on affects only the interest of shareholders of a particular class or series. Establishment and offering of additional Funds will not alter the rights of the Trust’s shareholders. When issued, shares are fully paid, non-assessable, redeemable and freely transferable. In any liquidation of a Fund, each shareholder is entitled to receive his/her pro rata share of the net assets of that Fund. For the financial reporting purposes shareholder transactions are accounted for on trade date on the last business day of the reporting period.

5.	Securities Transactions:

The cost of security purchases and the proceeds from the sale of securities (excluding short-term securities, options, futures, securities sold short and U.S. Government securities) for the six months ended April 30, 2013 were as follows:

	Purchases	Sales
Stock Fund	$182,094,912	$190,065,971
International Alpha Strategies Fund	27,357,515	32,997,179
Kansas Tax-Exempt Bond Fund	17,590,413	14,234,889
Strategic Income Fund	22,157,997	24,307,258
Core Plus Fund	13,575,421	9,490,540
Fusion Fund	1,903,758	1,768,305
Dynamic Conservative Plus Fund	25,381,297	20,525,399

The cost of purchases and the proceeds from sales of U.S. Government securities for the six months ended April 30, 2013 were as follows:

	Purchases	Sales
Strategic Income Fund	$843,865	$3,805,241
Core Plus Fund	3,590,458	8,931,498
U.S. Inflation-Indexed Fund	442,983,089	461,040,097
Dynamic Conservative Plus Fund	—	10,338,082

6.	Concentration of Credit Risk:

The Kansas Tax-Exempt Bond Fund invests primarily in debt obligations issued by the State of Kansas and its respective political subdivisions, agencies and public authorities. The Fund is more susceptible to economic and political factors adversely affecting issuers of Kansas specific municipal securities than are municipal bond funds that are not concentrated in these issuers to the same extent.

American Independence Funds

Notes to Financial Statements (Con’t) (Unaudited)

7.	Federal Income Tax Information:

FASB ASC Topic 740, Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”), requires an evaluation of tax positions taken or expected to be taken in the course of preparing a Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations.

The Income Tax Statement requires management of the Funds to analyze all open tax years, fiscal years 2009-2012 as defined by IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of and during the six months ended April 30, 2013, the Funds did not have a liability for any unrecognized tax benefits. The Funds have no examinations in progress and are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

At April 30, 2013, the gross unrealized appreciation (depreciation) on investments and cost of securities on a tax basis for federal income tax purposes were as follows:

	Stock	International Alpha Strategies	Kansas Tax-Exempt Bond	Strategic Income
Gross unrealized appreciation	$19,486,479	$7,951,573	$18,623,123	$741,377
Gross unrealized depreciation	(1,981,111)	(936,195)	(729,901)	(1,031,973)
Net unrealized appreciation on foreign currency translations	—	(824)	—	—
Net unrealized appreciation (depreciation) on investments and foreign currency translations	$17,505,368	$7,014,554	$17,893,222	$(290,596)
Cost of investments	$147,370,464	$49,932,522	$304,575,551	$75,947,603

	Core Plus	U.S. Inflation-Indexed	Fusion	Dynamic Conservative Plus
Gross unrealized appreciation	$2,847,750	$6,631,526	$436,876	$70,295
Gross unrealized depreciation	(199,307)	(2,096,517)	(209,651)	(36,898)
Net unrealized appreciation (depreciation) on investments	$2,648,443	$4,535,009	$227,225	$33,397
Cost of investments	$70,115,944	$368,010,966	$6,292,762	$5,360,504
Proceeds from securities sold short	$—	$—	$(733,044)	$—

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

The tax character of distributions paid during the fiscal years ended October 31, 2012 and 2011 were as follows:

	Stock		International Alpha Strategies		Kansas Tax-Exempt Bond
	Year Ended October 31, 2012	Year Ended October 31, 2011	Year Ended October 31, 2012	Year Ended October 31, 2011	Year Ended October 31, 2012	Year Ended October 31, 2011
Distributions paid from:
Ordinary Income	$609,044	$5,799,378	$715,890	$124,592	$—	$—
Net long-term capital gains	2,017,599	2,058,394	—	—	—	—
Total taxable distributions	2,626,643	7,857,772	715,890	124,592	—	—
Tax exempt dividends	—	—	—	—	9,845,135	9,707,575
Total distributions paid	$2,626,643	$7,857,772	$715,890	$124,592	$9,845,135	$9,707,575

American Independence Funds

Notes to Financial Statements (Con’t) (Unaudited)

7.	Federal Income Tax Information: (Continued)

	Strategic Income		Core Plus		U.S. Inflation-Indexed
	Year Ended October 31, 2012	Year Ended October 31, 2011	Year Ended October 31, 2012	Year Ended October 31, 2011	Year Ended October 31, 2012	Year Ended October 31, 2011
Distributions paid from:
Ordinary Income	$977,878	$1,068,190	$2,202,177	$3,021,478	$18,236,238	$11,315,560
Net long-term capital gains	—	—	—	825,025	—	1,798,613
Total taxable distributions	977,878	1,068,190	2,202,177	3,846,503	18,236,238	13,114,173
Tax exempt dividends	—	—	—	—	—	—
Total distributions paid	$977,878	$1,068,190	$2,202,177	$3,846,503	$18,236,238	$13,114,173

	Fusion		Dynamic Conservative Plus
	Year Ended October 31, 2012	Year Ended October 31, 2011	Year Ended October 31, 2012	Year Ended October 31, 2011
Distributions paid from:
Ordinary Income	$—	$—	$5,025	$206,242
Net long-term capital gains	—	—	—	—
Total taxable distributions	—	—	5,025	206,242
Tax exempt dividends	—	—	—	—
Total distributions paid	$—	$—	$5,025	$206,242

As of October 31, 2012, the components of accumulated earnings (deficit) on a tax basis were as follows:

	Stock	International Alpha Strategies	Kansas Tax-Exempt Bond	Strategic Income
Undistributed ordinary income	$13,184,110	$1,557,195	$74,638	$169,183
Undistributed long-term capital gains	8,763,279	—	—	—
Tax accumulated earnings	21,947,389	1,557,195	74,638	169,183
Accumulated capital and other losses	—	(3,000,759)	(836,765)	(9,710,324)
Unrealized appreciation (depreciation) on investments	17,460,924	2,546,302	18,652,834	(134,532)
Unrealized appreciation (depreciation) on foreign currency	—	6,518	—	—
Total accumulated earnings (deficit)	$39,408,313	$1,109,256	$17,890,707	$(9,675,673)

	Core Plus	U.S. Inflation- Indexed	Fusion	Dynamic Conservative Plus
Undistributed ordinary income	$3,241	$12,949,879	$—	$—
Undistributed long-term capital gains	531,941	3,862,057	—	—
Tax accumulated earnings	535,182	16,811,936	—	—
Accumulated capital and other losses	—	—	(506,004)	(5,505,144)
Unrealized appreciation (depreciation) on investments	2,994,275	12,139,902	55,617	(59,166)
Unrealized appreciation (depreciation) on foreign currency	—	—	—	—
Total accumulated earnings (deficit)	$3,529,457	$28,951,838	$(450,387)	$(5,564,310)

American Independence Funds

Notes to Financial Statements (Con’t) (Unaudited)

7.	Federal Income Tax Information: (Continued)

As of October 31, 2012, the following funds had net capital loss carry forwards which are available to offset future net capital gains, if any:

	Stock	International Alpha Strategies	Kansas Tax-Exempt Bond	Strategic Income	Core Plus	U.S. Inflation- Indexed	Fusion	Dynamic Conservative Plus
For losses expiring October 31,
2013	$—	$—	$—	$1,356,853	$—	$—	$—	$—
2014	—	—	—	—	—	—	—	—
2015	—	—	188,208	2,548,173	—	—	—	—
2016	—	—	—	—	—	—	—	—
2017	—	1,492,443	158,171	413,411	—	—	—	—
2018	—	—	187,327	5,279,710	—	—	—	—
2019	—	—	303,059	—	—	—	351,914	5,065,039
Not subject to expiration:
Short-term	—	1,508,316	—	112,177	—	—	145,916	284,132
Long-term	—	—	—	—	—	—	—	—
	$—	$3,000,759	$836,765	$9,710,324	$—	$—	$497,830	$5,349,171

Under The Regulated Investment Company Modernization Act of 2010 (the “Act”), capital losses incurred during the fiscal years beginning after the enactment date of the Act (December 22, 2010) are carried forward indefinitely and retain the character of the original loss. However, any remaining pre-enactment capital loss carryovers may expire unused, since the post-enactment capital losses are utilized before pre-enactment capital loss carryovers according to the Act.

The Strategic Income Fund had a capital loss carryforward for the years expiring 2012 through 2015 which are related to the acquisition of FFTW Funds, Inc. - Limited Duration Portfolio. This amount is subject to an annual limitation of $5,477,200 under tax rules that was further limited to $300,468 in the year of acquisition.

Capital loss carryovers are available to offset future realized capital gains and thereby reduce further taxable gain distributions. During the year ended October 31, 2012, the Kansas Tax-Exempt Bond Fund and Core Plus Fund utilized $247,458 and $301,315, respectively, of their capital loss carryovers.

The Strategic Income Fund had losses expiring during the fiscal year ended October 31, 2012, in the amount of $929,594.

As of October 31, 2012, the Fusion Fund and Dynamic Conservative Plus Fund had $8,174, and $155,973, respectively, of qualified late-year ordinary loss which are deferred until fiscal year 2013 for tax purposes. Net late-year losses incurred after December 31, and within the taxable year are deemed to arise on the first day of the Fund’s next taxable year.

8.	Financial Futures Contracts:

The Funds, except for the Kansas Tax-Exempt Bond Fund, may enter into financial futures contracts to hedge their interest rate and foreign currency risk. Hedging theoretically reduces market risk, and exposure exists to the extent there is a related imperfect correlation of the price of futures contracts with the underlying interest rate risk.

Investments in financial futures contracts require the Funds to “mark to market” open positions on a daily basis, in order to reflect the change in the market value of the contract at the close of each day’s trading. Accordingly, variation margin is paid or received to reflect daily unrealized gains or losses. When the contracts are closed, the Funds recognize a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the time it was closed. These investments require initial margin deposits which consist of cash or eligible securities. The details of each Fund’s open futures contracts at April 30, 2013 (where applicable) are contained at the end of that Fund’s Schedule of Portfolio Investments.

Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with changes in the value of the underlying securities.

American Independence Funds

Notes to Financial Statements (Con’t) (Unaudited)

9.	Options Transactions:

For hedging purposes, certain Funds (Stock Fund, Strategic Income Fund, Core Plus Fund, U.S. Inflation-Indexed Fund, Fusion Fund, and Dynamic Conservative Plus Fund) may purchase put and call options and write covered put and call options on securities in which each Fund may invest directly and that are traded on registered domestic securities exchanges or that result from separate, privately negotiated transactions (i.e., over-the-counter (OTC) options). The Fusion Fund may also write uncovered options. The writer of a call option, who receives a premium, has the obligation, upon exercise, to deliver the underlying security against payment of the exercise price during the option period. The writer of a put, who receives a premium, has the obligation to buy the underlying security, upon exercise, at the exercise price during the option period.

The Funds may write put and call options on securities only if they are covered, except with respect to Fusion as discussed above, and such options must remain covered as long as the Fund is obligated as a writer. A call option is covered if a Fund owns the underlying security covered by the call or has an absolute and immediate right to acquire that security without additional cash consideration (or for additional cash consideration if the underlying security is held in a segregated account by its custodian) upon conversion or exchange of other securities held in its portfolio. A put option is covered if a Fund maintains liquid assets with a value equal to the exercise price in a segregated account with its custodian.

The risk associated with purchasing an option is limited to the premium paid, whether or not the option is exercised. In addition, each Fund bears the risk of a change in the market value of the underlying securities should the counterparty to the option contract fail to perform.

Purchased put and call options are accounted for in the same manner as portfolio securities. Investments in option contracts require the Fund to “mark to market” option contracts on a daily basis, in order to reflect the change in the market value of the contracts at the close of each day’s trading. The cost of securities acquired through the exercise of call options is increased by the premiums paid. The proceeds from securities sold through the exercise of purchased put options are decreased by the premiums paid.

When a Fund writes an option, the premium received by such Fund is recorded as a liability and is subsequently adjusted to the current market value of the option written. Premiums received from writing options which expire unexercised are recorded by the Fund on the expiration date as realized gains from options transactions. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, also is treated as a realized gain, or if the premium is less than the amount paid for the closing purchase transaction, as a realized loss.

If a written call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has a realized gain or loss. If a written put option is exercised, the premium reduces the cost basis of the security or currency purchased by the Fund. In writing an option, the Fund bears the market risk of an unfavorable change in the price of the security or currency underlying the written option. Exercise of an option written by the Fund could result in the Fund’s selling or buying a security or currency at a price different from the current market value. The details of each Fund’s open options contracts at April 30, 2013 (where applicable) are contained in that Fund’s Schedule of Portfolio Investments.

10.	Investments in Derivatives:

The Funds, except for the Kansas Tax-Exempt Bond Fund, may make investments in derivative instruments, including, but not limited to, options, futures, swaps and other derivatives relating to foreign currency transactions. A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. Derivative instruments may be privately negotiated contracts (often referred to as over the counter (“OTC”) derivatives) or they may be listed and traded on an exchange. Derivative contracts may involve future commitments to purchase or sell financial instruments or commodities at specified terms on a specified date, or to exchange interest payment streams or currencies based on a notional or contractual amount.

Derivative instruments may involve a high degree of financial risk. The use of derivatives also involves the risk of loss if the investment adviser is incorrect in its expectation of the timing or level of fluctuations in securities prices, interest rates or currency prices. Investments in derivative instruments also include the risk of default by the counterparty, the risk that the investment may not be liquid and the risk that a small movement in the price of the underlying security or benchmark may result in a disproportionately large movement, unfavorable or favorable, in the price of the derivative instrument.

The following table sets forth the gross value of the Funds’ derivative contracts for trading activities by certain risk types as of April 30, 2013. The values in the table below exclude the effects of cash collateral received or posted pursuant to derivative contracts, and therefore are not representative of the Fund’s net exposure.

Fund	Risk	Unrealized Gains	Derivative Assets	Unrealized Losses	Derivative Liabilities
U.S. Inflation-Indexed Fund	Interest rate	Unrealized gain on futures(a)	$175,168	Unrealized loss on futures(a)	$(558,898)
Fusion Fund	Equity	Unrealized gain on options	—	Unrealized loss on options	(8,196)

(a)
Includes cumulative appreciation (depreciation) of futures contracts described in the Futures Contracts sections of the Schedules of Portfolio Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

American Independence Funds

Notes to Financial Statements (Con’t) (Unaudited)

10.	Investments in Derivatives: (Continued)

The following table sets forth by certain risk types the Funds’ gains (losses) related to derivative activities and their indicative volumes for the six months ended April 30, 2013. These gains (losses) should be considered in the context that derivative contracts may have been executed to economically hedge securities and accordingly, gains or losses on derivative contracts may offset losses or gains attributable to securities. These gains (losses) are included in “Net realized gain (loss)” or “Net change in unrealized gain (loss)” on the Statements of Operations:

Fund	Risk	Statements of Operations Location	Net Realized Gain (Loss)	Net Change in Unrealized Gain (Loss)	Average Number of Contracts(a)	Average Notional Value
U.S. Inflation-Indexed Fund	Interest rate	Net realized gain (loss) from futures transactions/Net change in unrealized gain (loss) on futures	$801,277	$(318,394)	686	$94,579,306
Fusion Fund	Equity	Net realized gain (loss) from futures/options transactions/Net change in unrealized gain (loss) on options	(25,562)	(6,030)	1,569	4,532

(a)	Average number of contracts is based on the average of quarter end balances for the period April 30, 2012 to April 30, 2013.

11.	Segregation of Assets:

Fund policy requires the custodian to segregate certain assets to cover portfolio transactions which are deemed to create leverage under Section 18(f) of the Investment Company Act of 1940. Given certain operational efficiencies it is impractical to specify individual securities to be used for segregation purposes except for the initial margin of futures contracts. Therefore, the Fund’s custodian has been instructed to segregate all assets on a settled basis. The Fund will not enter into transactions deemed to create leverage in excess of the Fund’s ability to segregate up to 100% of its settled liquid assets.

12.	Cash Concentration:

At times, the Funds maintain cash balances at financial institutions in excess of Federally insured limits. The Funds monitor this credit risk and have not experienced any losses related to this risk.

13.	Subsequent Events:

Subsequent events occurring after April 30, 2013 have been evaluated for potential impact to this report through the date these Financial Statements and Notes to the Financial Statements were issued. There were no additional subsequent events to report that would have a material impact on the Funds’ Financial Statements and Notes to Financial Statements.

American Independence Funds

Additional Fund Information (Unaudited)

Portfolio Summaries

The American Independence Funds invested, as a percentage of net assets, in the following as of April 30, 2013:

Stock Fund
Portfolio Diversification	% of Net Assets
Financials	16.7%
Information Technology	14.0
Health Care	13.2
Energy	11.7
Consumer Staples	10.3
Short-Term Investments	8.4
Consumer Discretionary	7.9
Industrials	7.7
Business Services	5.2
Materials	5.1
Total Investments	100.2%
Liabilities in excess of other assets	(0.2)
Net Assets	100.0%

International Alpha Strategies Fund
Portfolio Diversification	% of Net Assets
Financials	29.7%
Health Care	14.0
Consumer Staples	12.5
Consumer Discretionary	10.8
Industrials	10.5
Telecommunication Services	6.3
Materials	6.0
Information Technology	5.5
Energy	1.6
Short-Term Investments	1.6
Utilities	1.0
Total Investments	99.5%
Other assets in excess of liabilities	0.5
Net Assets	100.0%

Kansas Tax-Exempt Bond Fund
Portfolio Diversification	% of Net Assets
Miscellaneous	28.6%
General Obligation	21.7
Utilities	12.3
Refunded Bonds	12.2
Hospitals	10.7
Short-Term Investments	6.1
Transportation	5.0
Industrial Development Revenue	2.4
Housing	1.1
Total Investments	100.1%
Liabilities in excess of other assets	(0.1)
Net Assets	100.0%

Strategic Income Fund
Portfolio Diversification	% of Net Assets
Corporate Bonds	54.5%
Asset Backed Securities	15.7
U.S. Government Agency Pass-Through Securities	12.6
Collateralized Mortgage Obligations	9.5
Short-Term Investments	6.6
Commercial Mortgage-Backed Securities	1.6
Taxable Municipal Bonds	0.5
Total Investments	101.0%
Liabilities in excess of other assets	(1.0)
Net Assets	100.0%

Core Plus Fund
Portfolio Diversification	% of Net Assets
Corporate Bonds	48.0%
U.S. Government Agency Pass-Through Securities	27.8
U.S. Treasury Obligations	20.6
Commercial Mortgage-Backed Securities	1.1
Collateralized Mortgage Obligations	0.9
Short-Term Investments	0.8
Mortgage Derivatives - IO Strips	0.1
Total Investments	99.3%
Other assets in excess of liabilities	0.7
Net Assets	100.0%

U.S Inflation-Indexed Fund
Portfolio Diversification	% of Net Assets
U.S. Treasury Inflation-Indexed Securities	99.6%
Short-Term Investments	2.3
Total Investments	101.9%
Liabilities in excess of other assets	(1.9)
Net Assets	100.0%

American Independence Funds

Additional Fund Information (Unaudited) (Continued)

Fusion Fund
Portfolio Diversification	% of Net Assets
Short-Term Investments	45.5%
Health Care	11.7
Information Technology	9.3
Financials	9.0
Energy	8.5
Consumer Discretionary	7.8
Investment Companies	5.4
Materials	2.2
Telecommunications Services	1.7
Utilities	0.4
Equity Options - Put Options	0.1
Equity Options - Call Options	0.0^
101.6%
Securities Sold Short:
Investment Companies	(9.9)%
Consumer Discretionary	(1.7)
Telecommunications Services	(0.5)
Equity Options - Call Options	0.0^
Total Investments	89.5%
Segregated Cash With Brokers	10.4
Other assets in excess of liabilities	0.1
Net Assets	100.0%

^Amount rounds to less than 0.005%

Dynamic Conservative Plus Fund
Portfolio Diversification	% of Net Assets
Investment Companies	95.0%
Short-Term Investments	6.1
Total Investments	101.1%
Liabilities in excess of other assets	(1.1)
Net Assets	100.0%

American Independence Funds

Additional Fund Information (Unaudited) (Continued)

Table of Shareholder Expenses

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and (2) ongoing costs, including management fees; distribution and services fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested on November 1, 2012 at the beginning of the period and held for the entire period from November 1, 2012 through April 30, 2013.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

		Beginning Account Value 11/1/2012	Ending Account Value 4/30/2013	Expenses Paid During Period* 11/1/2012- 4/30/2013	Expense Ratio During Period**† 11/1/2012- 4/30/2013
Stock Fund	Institutional Class Shares	$1,000.00	$1,128.50	$6.12	1.16%
	Class A Shares	$1,000.00	$1,126.90	$7.80	1.48%
	Class C Shares	$1,000.00	$1,122.90	$11.37	2.16%

International Alpha	Institutional Class Shares	$1,000.00	$1,141.90	$5.05	0.95%
Strategies Fund	Class A Shares	$1,000.00	$1,139.50	$7.69	1.45%

Kansas Tax-Exempt	Institutional Class Shares	$1,000.00	$1,013.30	$2.40	0.48%
Bond Fund	Class A Shares	$1,000.00	$1,011.30	$4.34	0.87%
	Class C Shares	$1,000.00	$1,008.30	$7.37	1.48%

Strategic Income Fund	Institutional Class Shares	$1,000.00	$1,004.90	$2.24	0.45%
	Class A Shares	$1,000.00	$1,004.60	$3.48	0.70%

Core Plus Fund	Institutional Class Shares	$1,000.00	$1,013.60	$2.05	0.41%
	Class A Shares	$1,000.00	$1,012.70	$3.79	0.76%

U.S. Inflation-Indexed Fund	Institutional Class Shares	$1,000.00	$1,001.70	$1.59	0.32%
	Class A Shares	$1,000.00	$999.60	$3.82	0.77%
	Class C Shares	$1,000.00	$996.50	$6.53	1.32%
	Premier Class Shares	$1,000.00	$1005.40	$2.34	0.47%

Fusion Fund	Institutional Class Shares	$1,000.00	$1,023.10	$9.53	1.90%
	Class A Shares	$1,000.00	$1,020.90	$12.03	2.40%

Dynamic Conservative	Institutional Class Shares	$1,000.00	$1,038.00	$5.66	1.12%
Plus Fund	Class A Shares	$1,000.00	$1,036.10	$7.17	1.42%

*
Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

**	Annualized.
†	Does not include expenses of the investment companies in which the Funds invest.

American Independence Funds

Additional Fund Information (Unaudited) (Continued)

Table of Shareholder Expenses (continued)

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

		Beginning Account Value 11/1/2012	Ending Account Value 4/30/2013	Expenses Paid During Period* 11/1/2012- 4/30/2013	Expense Ratio During Period**† 11/1/2012- 4/30/2013
Stock Fund	Institutional Class Shares	$1,000.00	$1,019.20	$5.81	1.16%
	Class A Shares	$1,000.00	$1,017.70	$7.40	1.48%
	Class C Shares	$1,000.00	$1,014.30	$10.79	2.16%

International Alpha	Institutional Class Shares	$1,000.00	$1,020.30	$4.76	0.95%
Strategies Fund	Class A Shares	$1,000.00	$1,017.80	$7.25	1.45%

Kansas Tax-Exempt	Institutional Class Shares	$1,000.00	$1,022.60	$2.41	0.48%
Bond Fund	Class A Shares	$1,000.00	$1,020.70	$4.36	0.87%
	Class C Shares	$1,000.00	$1,017.70	$7.40	1.48%

Strategic Income Fund	Institutional Class Shares	$1,000.00	$1,022.80	$2.26	0.45%
	Class A Shares	$1,000.00	$1,021.50	$3.51	0.70%

Core Plus Fund	Institutional Class Shares	$1,000.00	$1,023.00	$2.06	0.41%
	Class A Shares	$1,000.00	$1,021.20	$3.81	0.76%

U.S. Inflation-Indexed Fund	Institutional Class Shares	$1,000.00	$1,023.40	$1.61	0.32%
	Class A Shares	$1,000.00	$1,021.20	$3.86	0.77%
	Class C Shares	$1,000.00	$1,018.50	$6.61	1.32%
	Premier Class Shares	$1,000.00	$1,022.50	$2.36	0.47%

Fusion Fund	Institutional Class Shares	$1,000.00	$1,015.60	$9.50	1.90%
	Class A Shares	$1,000.00	$1,013.10	$11.98	2.40%

Dynamic Conservative	Institutional Class Shares	$1,000.00	$1,019.40	$5.61	1.12%
Plus Fund	Class A Shares	$1,000.00	$1,018.00	$7.11	1.42%

*
Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

**	Annualized.
†	Does not include expenses of the investment companies in which the Funds invest.

[This page intentionally left blank]

americanindependence.com
230 Park Avenue
Suite 534
New York, NY 10169

American Independence Financial Services, LLC

Item 2. Code of Ethics.

Not applicable – only for annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable – only for annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable – only for annual reports.

Item 5. Audit Committee of Listed Companies.

Not applicable.

Item 6.  Schedule of Investments.

The Schedules of Investments has been provided under Item 1 of this Form N-CSR for the American Independence Funds.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable.

Item 9.   Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

Not Applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

The Board of Trustees has not adopted procedures by which shareholders may recommend nominees to the Board.

Item 11.  Controls and Procedures.

(a) The Registrant's Chief Executive Officer and Chief Financial Officer concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the "Evaluation Date"), based on their evaluation of the effectiveness of the Registrant's disclosure controls and procedures as of the Evaluation Date.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d)) that occurred during the Registrant’s most recent fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)	Not applicable – only for annual reports.

(a)(2)
Certification of Chief Executive Officer and Chief Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99CERT.

(a)(3)	Not applicable – only for annual reports.

(b)
Certification of Chief Executive Officer and Chief Financial Officer of the Registrant, as required by Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)), Rule 15d-14(b) under the Securities Exchange Act of 1934 (17 CFR 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) is attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  American Independence Funds Trust

By (Signature and Title)

/s/ Eric M. Rubin
Eric M. Rubin
President

Date: July 3, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Eric M. Rubin
Eric M. Rubin
President

Date: July 3, 2013

By (Signature and Title)

/s/ Susan L. Silva
Susan L. Silva
Treasurer

Date: July 3, 2013